UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-05084

Mutual of America Investment Corporation
(Exact name of registrant as specified in charter)

320 Park Avenue, New York, N.Y.		10022
(Address of principal executive offices)		(Zip code)

John R. Greed Senior Executive Vice President and Chief Financial Officer Mutual of America Life Insurance Company 320 Park Avenue New York, NY 10022
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 224-1600

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2008

ITEM 1.     SCHEDULE OF INVESTMENTS.

The Quarterly Schedules of Investments follow:

MUTUAL OF AMERICA INVESTMENT CORPORATION (EQUITY INDEX FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2008  (Unaudited)

	Shares	Market($)
INDEXED ASSETS:
COMMON STOCKS:
BASIC MATERIALS (3.2%)
Air Products & Chemicals, Inc.	13,148	900,507
Alcoa, Inc.	50,483	1,139,906
Allegheny Technologies, Inc.	6,207	183,417
Ashland, Inc.	3,519	102,896
Ball Corp.	6,013	237,453
Bemis Co., Inc.	6,173	161,794
CF Industries Hldgs., Inc.	3,506	320,659
Dow Chemical Co.	57,408	1,824,426
Du Pont (E.I.) de Nemours & Co.	55,993	2,256,518
Eastman Chemical Co.	4,741	261,039
Ecolab, Inc.	10,896	528,674
Freeport-McMoRan Copper & Gold, Inc.	23,830	1,354,736
Hercules, Inc.	6,995	138,431
Int’l. Flavors & Fragrances, Inc.	4,876	192,407
International Paper Co.	26,536	694,712
MeadWestvaco Corp.	10,601	247,109
Monsanto Co.	34,136	3,378,781
Newmont Mining Corp.	28,344	1,098,613
Nucor Corp.	19,648	776,096
Pactiv Corp.*	8,125	201,744
PPG Industries, Inc.	10,186	594,048
Praxair, Inc.	19,550	1,402,517
Rohm & Haas Co.	7,687	538,090
Sigma-Aldrich Corp.	7,818	409,820
Titanium Metals Corp.	5,282	59,898
United States Steel Corp.	7,292	565,932
Vulcan Materials Co.	6,817	507,867
Weyerhaeuser Co.	13,113	794,386
		20,872,476
CONSUMER, CYCLICAL (8.4%)
Abercrombie & Fitch Co. Cl A	5,393	212,754
Amazon.com, Inc.*	19,826	1,442,540
Apollo Group, Inc. Cl A*	6,591	390,846
AutoNation, Inc.*	6,688	75,173
AutoZone, Inc.*	2,593	319,821
Bed Bath & Beyond, Inc.*	16,162	507,648
Best Buy Co., Inc.	20,965	786,188
Big Lots, Inc.*	5,091	141,683
Black & Decker Corp.	3,722	226,112
Carnival Corp.	27,119	958,657
CBS Corp. Cl B	42,199	615,261
Centex Corp.	7,670	124,254
Coach, Inc.*	20,909	523,561
Comcast Corp. Cl A	181,117	3,555,327
Covidien Ltd.	31,145	1,674,044
D.R. Horton, Inc.	17,096	222,590
Darden Restaurants, Inc.	8,717	249,568
Dillard’s, Inc. Cl A	3,551	41,902
DIRECTV Group, Inc.*	35,826	937,925

Disney (Walt) Co.	116,460	3,574,157
Eastman Kodak Co.	17,887	275,102
Expedia, Inc.*	12,987	196,234
Family Dollar Stores, Inc.	8,670	205,479
Ford Motor Co.*	140,351	729,825
Fortune Brands, Inc.	9,305	533,735
GameStop Corp. Cl A*	10,139	346,855
Gannett Co., Inc.	14,158	239,412
Gap, Inc.	29,142	518,145
General Motors Corp.	35,139	332,064
Genuine Parts Co.	10,042	403,789
Goodyear Tire & Rubber Co.*	14,966	229,129
H&R Block, Inc.	20,363	463,258
Harley-Davidson, Inc.	14,605	544,767
Harman Int’l. Industries, Inc.	3,617	123,231
Hasbro, Inc.	7,793	270,573
Home Depot, Inc.	105,415	2,729,194
International Game Technology	19,215	330,114
Interpublic Group of Cos., Inc.*	29,572	229,183
Johnson Controls, Inc.	36,853	1,117,751
Jones Apparel Group, Inc.	5,178	95,845
KB Home	4,672	91,945
Kohl’s Corp.*	18,902	871,004
Leggett & Platt, Inc.	9,976	217,377
Lennar Corp. Cl A	8,773	133,262
Limited Brands, Inc.	17,712	306,772
Liz Claiborne, Inc.	5,896	96,871
Lowe’s Cos., Inc.	90,968	2,155,032
Macy’s, Inc	26,101	469,296
Marriott International, Inc. Cl A	18,341	478,517
Mattel, Inc.	22,376	403,663
McDonald’s Corp.	69,803	4,306,845
McGraw-Hill Cos., Inc.	19,712	623,096
Meredith Corp.	2,247	63,006
New York Times Co. Cl A	7,228	103,288
Newell Rubbermaid, Inc.	17,198	296,838
News Corp. Cl A	142,499	1,708,563
NIKE, Inc. Cl B	24,350	1,629,015
Nordstrom, Inc.	9,898	285,260
Office Depot, Inc.*	17,067	99,330
Omnicom Group, Inc.	19,786	762,948
Penney (J.C.) Co., Inc.	13,783	459,525
Polo Ralph Lauren Corp.	3,529	235,173
Pulte Homes, Inc.	13,260	185,242
RadioShack Corp.	8,139	140,642
Scripps Networks Interactive, Inc. Cl A	5,560	201,884
Sears Hldgs. Corp.*	3,531	330,149
Sherwin-Williams Co.	6,124	350,048
Snap-On, Inc.	3,564	187,680
Stanley Works	4,870	203,274
Staples, Inc.	44,131	992,948
Starbucks Corp.*	45,345	674,280
Starwood Hotels & Resorts Worldwide, Inc.	11,588	326,086

Target Corp.	46,838	2,297,404
Tiffany & Co.	7,697	273,397
Time Warner, Inc.	222,368	2,915,244
TJX Cos., Inc.	26,031	794,466
V.F. Corp.	5,408	418,092
Viacom, Inc. Cl B*	38,537	957,259
Washington Post Co. Cl B	361	200,990
Whirlpool Corp.	4,610	365,527
Wyndham Worldwide Corp.	11,015	173,046
Yum! Brands, Inc.	29,091	948,658
		55,226,638
CONSUMER, NON-CYCLICAL (11.9%)
Altria Group, Inc.	127,837	2,536,286
Anheuser-Busch Cos., Inc.	44,627	2,895,400
Archer-Daniels-Midland Co.	39,987	876,115
Avon Products, Inc.	26,421	1,098,321
Brown-Forman Corp. Cl B	4,869	349,643
Campbell Soup Co.	13,143	507,320
Clorox Co.	8,571	537,316
Coca-Cola Co.	123,378	6,524,229
Coca-Cola Enterprises, Inc.	19,680	330,034
Colgate-Palmolive Co.	31,388	2,365,086
ConAgra Foods, Inc.	28,116	547,137
Constellation Brands, Inc. Cl A*	12,030	258,164
Costco Wholesale Corp.	26,985	1,752,136
CVS Caremark Corp.	88,275	2,971,336
Dean Foods Co.*	9,456	220,892
Estee Lauder Cos., Inc. Cl A	7,109	354,810
General Mills, Inc.	20,866	1,433,912
Heinz (H.J.) Co.	19,384	968,618
Hershey Co.	10,286	406,708
Kellogg Co.	15,542	871,906
Kimberly-Clark Corp.	25,757	1,670,084
Kraft Foods, Inc. Cl A	94,222	3,085,771
Kroger Co.	40,647	1,116,980
Lorillard, Inc.	10,795	768,064
McCormick & Co., Inc.	8,004	307,754
Molson Coors Brewing Co. Cl B	9,349	437,066
Pepsi Bottling Group, Inc.	8,476	247,245
PepsiCo, Inc.	97,164	6,924,878
Philip Morris Int’l., Inc.	127,929	6,153,385
Proctor & Gamble Co.	188,325	13,124,369
Reynolds American, Inc.	10,551	512,990
Safeway, Inc.	27,023	640,986
Sara Lee Corp.	43,842	553,724
Supervalu, Inc.	13,179	285,984
Sysco Corp.	37,363	1,151,901
Tyco Electronics	29,314	810,825
Tyson Foods, Inc. Cl A	18,622	222,347
UST, Inc.	9,158	609,373
Wal-Mart Stores, Inc.	139,173	8,335,071
Walgreen Co.	61,437	1,902,090
Whole Foods Market, Inc.	8,707	174,401
Wrigley (Wm.) Jr. Co.	13,371	1,061,657
		77,902,314

ENERGY (12.9%)
Anadarko Petroleum Corp.	29,076	1,410,477
Apache Corp.	20,758	2,164,644
Baker Hughes, Inc.	19,131	1,158,191
BJ Services Co.	18,257	349,256
Cabot Oil & Gas Corp.	6,415	231,838
Cameron International Corp.*	13,511	520,714
Chesapeake Energy Corp.	32,351	1,160,107
Chevron Corp.	127,511	10,517,107
ConocoPhillips	94,327	6,909,453
Consol Energy, Inc.	11,370	521,769
Devon Energy Corp.	27,420	2,500,704
El Paso Corp.	43,520	555,315
ENSCO International, Inc.	8,894	512,561
EOG Resources, Inc.	15,442	1,381,441
Exxon Mobil Corp.	322,366	25,034,937
Halliburton Co.	54,423	1,762,761
Hess Corp.	17,567	1,441,899
Marathon Oil Corp.	43,790	1,745,907
Massey Energy Co.	5,249	187,232
Murphy Oil Corp.	11,819	758,071
Nabors Industries Ltd.*	17,388	433,309
National Oilwell Varco, Inc.*	25,905	1,301,208
Noble Corp.	16,704	733,306
Noble Energy, Inc.	10,718	595,814
Occidental Petroleum Corp.	50,712	3,572,660
Peabody Energy Corp.	16,878	759,510
Pioneer Natural Resources Co.	6,964	364,078
Range Resources Corp.	9,626	412,667
Rowan Cos., Inc.	7,014	214,278
Schlumberger Ltd.	74,453	5,814,035
Smith International, Inc.	13,406	786,128
Southwestern Energy Co.*	21,300	650,502
Spectra Energy Corp.	38,175	908,565
Sunoco, Inc.	7,253	258,062
Tesoro Corp.	8,558	141,121
Transocean, Inc.*	19,801	2,174,942
Valero Energy Corp.	32,470	983,841
Weatherford Int’l. Ltd.*	42,245	1,062,039
Williams Cos., Inc.	35,766	845,866
XTO Energy, Inc.	34,094	1,586,053
		84,422,368
FINANCIAL (15.3%)
Aflac, Inc.	29,556	1,736,415
Allstate Corp.	33,609	1,550,047
American Capital Strategies Ltd.	12,848	327,752
American Express Co.	71,957	2,549,437
American Int’l. Group, Inc.	166,883	555,720
Ameriprise Financial, Inc.	13,464	514,325
Aon Corp.	17,234	774,841
Apartment Investment & Co. Cl A	5,314	186,101

Assurant, Inc.	7,361	404,855
AvalonBay Communities, Inc.	4,782	470,644
Bank of America Corp.	283,024	9,905,840
Bank of New York Mellon Corp.	71,131	2,317,448
BB&T Corp.	34,104	1,289,131
Boston Properties, Inc.	7,436	696,456
Capital One Financial Corp.	23,320	1,189,320
CB Richard Ellis Group, Inc. Cl A*	10,675	142,725
Charles Schwab Corp.	57,900	1,505,400
Chubb Corp.	22,378	1,228,552
Cincinnati Financial Corp.	10,078	286,618
CIT Group, Inc.	17,711	123,269
Citigroup, Inc.	337,969	6,931,744
CME Group, Inc.	4,164	1,546,968
Comerica, Inc.	9,338	306,193
Developers Diversified Realty Corp.	7,465	236,566
Discover Financial Svcs.	29,751	411,159
E*Trade Financial Corp.*	33,343	93,360
Equity Residential	16,815	746,754
Federated Investors, Inc. Cl B	5,454	157,348
Fifth Third Bancorp	35,844	426,544
First Horizon National Corp.	12,521	117,200
Franklin Resources, Inc.	9,451	832,917
General Growth Pptys., Inc.	14,123	213,257
Genworth Financial, Inc. Cl A	26,878	231,420
Goldman Sachs Group, Inc.	26,454	3,386,112
Hartford Financial Svcs. Group, Inc.	18,700	766,513
HCP, Inc.	15,618	626,750
Host Hotels & Resorts, Inc.	32,241	428,483
Hudson City Bancorp, Inc.	32,254	595,086
Huntington Bancshares, Inc.	22,725	181,573
IntercontinentalExchange, Inc.*	4,679	377,502
Invesco Ltd.	24,004	503,604
Janus Capital Group, Inc.	9,919	240,833
JPMorgan Chase & Co.	227,061	10,603,749
KeyCorp	30,701	366,570
Kimco Realty Corp.	14,094	520,632
Legg Mason, Inc.	8,797	334,814
Leucadia National Corp.	10,983	499,068
Lincoln National Corp.	15,940	682,391
Loews Corp.	22,474	887,498
M&T Bank Corp.	4,788	427,329
Marsh & McLennan Cos., Inc.	31,833	1,011,016
Marshall & Ilsley Corp.	16,102	324,455
MasterCard, Inc. Cl A	4,490	796,212
MBIA, Inc.	12,134	144,395
Merrill Lynch & Co., Inc.	95,050	2,404,765
MetLife, Inc.	42,619	2,386,664
MGIC Investment Corp.	7,762	54,567
Moody’s Corp.	12,251	416,534
Morgan Stanley	68,831	1,583,113
National City Corp.	47,245	82,679
Northern Trust Corp.	13,719	990,512

NYSE Euronext	16,509	646,823
Plum Creek Timber Co., Inc.	10,637	530,361
PNC Financial Svcs. Grp., Inc.	21,505	1,606,424
Principal Financial Grp., Inc.	16,085	699,537
Progressive Corp.	41,928	729,548
ProLogis	16,290	672,288
Prudential Financial, Inc.	26,502	1,908,144
Public Storage	7,772	769,506
Regions Financial Corp.	43,123	413,981
Simon Property Group, Inc.	13,967	1,354,799
SLM Corp.*	29,003	357,897
Sovereign Bancorp, Inc.	33,729	133,230
State Street Corp.	26,796	1,524,156
SunTrust Banks, Inc.	21,952	987,620
T. Rowe Price Group, Inc.	16,059	862,529
Torchmark Corp.	5,414	323,757
Travelers Cos., Inc.	36,668	1,657,394
U.S. Bancorp	108,121	3,894,518
Unum Group	21,443	538,219
Vornado Realty Trust	8,501	773,166
Wachovia Corp.	133,990	468,965
Wells Fargo & Co.	205,371	7,707,574
XL Capital Ltd. Cl A	19,368	347,462
Zions Bancorporation	7,117	275,428
		100,813,071
HEALTHCARE (12.3%)
Abbott Laboratories	95,676	5,509,024
Aetna, Inc.	29,270	1,056,940
Allergan, Inc.	19,086	982,929
AmerisourceBergen Corp.	9,835	370,288
Amgen, Inc.*	65,667	3,892,083
Applera Corp. - Applied Biosystems Group	10,520	360,310
Bard (C.R.), Inc.	6,166	584,968
Barr Pharmaceuticals, Inc.*	6,755	441,102
Baxter International, Inc.	38,956	2,556,682
Becton, Dickinson & Co.	15,117	1,213,290
Biogen Idec, Inc.*	18,015	905,974
Boston Scientific Corp.*	93,137	1,142,791
Bristol-Myers Squibb Co.	122,865	2,561,735
Cardinal Health, Inc.	22,291	1,098,500
Celgene Corp.*	28,232	1,786,521
CIGNA Corp.	17,059	579,665
Coventry Health Care, Inc.*	9,193	299,232
DaVita, Inc.*	6,480	369,425
Express Scripts, Inc.*	15,307	1,129,963
Forest Laboratories, Inc.*	18,922	535,114
Genzyme Corp.*	16,674	1,348,760
Gilead Sciences, Inc.*	57,095	2,602,390
Hospira, Inc.*	9,896	378,027
Humana, Inc.*	10,482	431,858
IMS Health, Inc.	11,288	213,456
Intuitive Surgical, Inc.*	2,392	576,424
Johnson & Johnson	173,441	12,015,993

King Pharmaceuticals, Inc.*	15,298	146,555
Laboratory Corp. of America Hldgs.*	6,887	478,647
Lilly (Eli) & Co.	62,097	2,734,131
McKesson Corp.	17,124	921,442
Medco Health Solutions, Inc.*	31,386	1,412,370
Medtronic, Inc.	70,028	3,508,403
Merck & Co., Inc.	132,973	4,196,628
Millipore Corp.*	3,425	235,640
Mylan, Inc.*	18,898	215,815
Patterson Cos., Inc.*	5,653	171,908
PerkinElmer, Inc.	7,417	185,202
Pfizer, Inc.	418,380	7,714,927
Quest Diagnostics, Inc.	9,810	506,883
Schering-Plough Corp.	100,893	1,863,494
St. Jude Medical, Inc.*	21,213	922,553
Stryker Corp.	15,354	956,554
Tenet Healthcare Corp.*	25,746	142,890
Thermo Fisher Scientific, Inc.*	26,006	1,430,330
UnitedHealth Group, Inc.	75,573	1,918,798
Varian Medical Systems, Inc.*	7,749	442,700
Waters Corp.*	6,155	358,098
Watson Pharmaceuticals, Inc.*	6,484	184,794
WellPoint, Inc.*	31,736	1,484,293
Wyeth	82,760	3,057,154
Zimmer Hldgs., Inc.*	13,979	902,484
		81,036,137
INDUSTRIAL (10.7%)
3M Co.	43,383	2,963,493
AK Steel Hldg. Corp.	6,964	180,507
Allied Waste Industries, Inc.*	21,033	233,677
Avery Dennison Corp.	6,627	294,769
Boeing Co.	45,943	2,634,831
Burlington Northern Santa Fe Corp.	17,528	1,620,113
C.H. Robinson Worldwide, Inc.	10,552	537,730
Caterpillar, Inc.	37,780	2,251,688
Cintas Corp.	8,191	235,164
Cooper Industries Ltd. Cl A	10,799	431,420
CSX Corp.	25,300	1,380,621
Cummins, Inc.	12,581	550,041
Danaher Corp.	15,835	1,098,949
Deere & Co.	26,502	1,311,849
Donnelley (R.R.) & Sons Co.	13,034	319,724
Dover Corp.	11,659	472,772
Eaton Corp.	10,315	579,497
Emerson Electric Co.	48,159	1,964,406
Equifax, Inc.	7,960	274,222
Expeditors Int’l. of Washington, Inc.	13,223	460,689
Fastenal Co.	8,020	396,108
FedEx Corp.	19,314	1,526,579
Fluor Corp.	11,110	618,827
General Dynamics Corp.	24,656	1,815,175
General Electric Co.	617,425	15,744,338
Goodrich Corp.	7,765	323,024

Grainger (W.W.), Inc.	4,022	349,793
Honeywell International, Inc.	46,203	1,919,735
Illinois Tool Works, Inc.	24,821	1,103,293
Ingersoll-Rand Co. Ltd. Cl A	19,769	616,188
ITT Corp.	11,280	627,281
Jacobs Engineering Group, Inc.*	7,612	413,408
L-3 Communications Hldgs., Inc.	7,517	739,071
Lockheed Martin Corp.	20,664	2,266,221
Manitowoc Co., Inc.	8,086	125,737
Masco Corp.	22,343	400,833
Monster Worldwide, Inc.*	7,695	114,732
Norfolk Southern Corp.	23,287	1,541,832
Northrop Grumman Corp.	20,949	1,268,252
PACCAR, Inc.	22,551	861,223
Pall Corp.	7,440	255,862
Parker Hannifin Corp.	10,404	551,412
Pitney Bowes, Inc.	12,896	428,921
Precision Castparts Corp.	8,649	681,368
Raytheon Co.	25,875	1,384,571
Robert Half Int’l., Inc.	9,677	239,506
Rockwell Automation, Inc.	9,036	337,404
Rockwell Collins, Inc.	9,894	475,802
Ryder System, Inc.	3,504	217,248
Sealed Air Corp.	9,812	215,766
Southwest Airlines Co.	45,552	660,960
Terex Corp.*	6,033	184,127
Textron, Inc.	15,437	451,995
Tyco International Ltd.	29,470	1,032,039
Union Pacific Corp.	31,602	2,248,798
United Parcel Service, Inc. Cl B	62,572	3,935,153
United Technologies Corp.	59,853	3,594,771
Waste Management, Inc.	30,441	958,587
		70,422,102
TECHNOLOGY (15.0%)
Adobe Systems, Inc.*	32,923	1,299,471
Advanced Micro Devices, Inc.*	37,685	197,846
Affiliated Computer Svcs., Inc. Cl A*	6,037	305,653
Agilent Technologies, Inc.*	22,191	658,185
Akamai Technologies, Inc.*	10,496	183,050
Altera Corp.	18,670	386,096
Amphenol Corp. Cl A	12,464	500,305
Analog Devices, Inc.	18,027	475,011
Apple, Inc.*	54,982	6,249,254
Applied Materials, Inc.	83,286	1,260,117
Autodesk, Inc.*	13,962	468,425
Automatic Data Processing, Inc.	31,583	1,350,173
BMC Software, Inc.*	11,794	337,662
Broadcom Corp. Cl A*	27,392	510,313
CA, Inc.	24,446	487,942
Ciena Corp.*	5,605	56,498
Cisco Systems, Inc.*	366,627	8,271,105
Citrix Systems, Inc.*	11,319	285,918
Cognizant Technology Solutions Inc. Cl A*	18,100	413,223

Computer Sciences Corp.*	9,393	377,505
Compuware Corp.*	15,820	153,296
Convergys Corp.*	7,561	111,752
Corning, Inc.	97,933	1,531,672
Dell, Inc.*	108,176	1,782,740
eBay, Inc.*	67,804	1,517,454
Electronic Arts, Inc.*	19,788	731,958
EMC Corp.*	128,507	1,536,944
Fidelity Nat’l. Information Svcs., Inc.	11,775	217,367
Fiserv, Inc.*	10,181	481,765
Google, Inc.*	14,832	5,064,090
Harris Corp.	8,329	384,800
Hewlett-Packard Co.	152,004	7,028,665
Int’l. Business Machines Corp.	84,088	9,834,932
Intel Corp.	348,930	6,535,459
Intuit, Inc.*	19,923	629,766
Jabil Circuit, Inc.	13,036	124,363
JDS Uniphase Corp.*	13,305	112,560
Juniper Networks, Inc.*	33,735	710,796
KLA-Tencor Corp.	10,751	340,269
Lexmark International, Inc. Cl A*	5,460	177,832
Linear Technology Corp.	13,749	421,544
LSI Corp.*	39,946	214,111
MEMC Electronic Materials, Inc.*	14,020	396,205
Microchip Technology, Inc.	11,428	336,326
Micron Technology, Inc.*	47,234	191,298
Microsoft Corp.	487,338	13,007,051
Molex, Inc.	8,854	198,772
Motorola, Inc.	140,601	1,003,891
National Semiconductor Corp.	12,101	208,258
NetApp, Inc.*	20,320	370,434
Novell, Inc.*	21,428	110,140
Novellus Systems, Inc.*	6,154	120,865
Nvidia Corp.*	34,544	369,966
Oracle Corp.*	243,198	4,939,351
Paychex, Inc.	19,926	658,156
QLogic Corp.*	8,142	125,061
QUALCOMM, Inc.	101,846	4,376,323
salesforce.com, inc.*	6,460	312,664
SanDisk Corp.*	13,965	273,016
Sun Microsystems, Inc.*	46,732	355,163
Symantec Corp.*	52,079	1,019,707
Tellabs, Inc.*	24,675	100,181
Teradata Corp.*	11,079	216,041
Teradyne, Inc.*	10,480	81,849
Texas Instruments, Inc.	81,360	1,749,240
Total System Services, Inc.	12,269	201,212
Unisys Corp.*	22,316	61,369
VeriSign, Inc.*	11,992	312,751
Western Union Co.	45,254	1,116,416
Xerox Corp.	54,135	624,177
Xilinx, Inc.	17,158	402,355
Yahoo!, Inc.*	86,009	1,487,956
		98,444,081

TELECOMMUNICATIONS (2.9%)
American Tower Corp. Cl A*	24,450	879,467
AT&T, Inc.	365,750	10,211,740
CenturyTel, Inc.	6,352	232,801
Embarq Corp.	8,845	358,665
Frontier Communications Corp.	19,610	225,515
Qwest Communications Int’l., Inc.	92,124	297,561
Sprint Nextel Corp.	177,146	1,080,591
Verizon Communications, Inc.	176,745	5,671,747
Windstream Corp.	27,284	298,487
		19,256,574
UTILITIES (3.4%)
AES Corp.*	41,754	488,104
Allegheny Energy, Inc.	10,480	385,350
Ameren Corp.	13,047	509,224
American Electric Power Co., Inc.	24,966	924,491
CenterPoint Energy, Inc.	21,215	309,103
CMS Energy Corp.	13,982	174,356
Consolidated Edison, Inc.	16,956	728,430
Constellation Energy Group, Inc.	11,068	268,952
Dominion Resources, Inc.	35,994	1,539,823
DTE Energy Co.	10,123	406,135
Duke Energy Corp.	78,506	1,368,360
Dynegy, Inc. Cl A*	31,377	112,330
Edison International	20,221	806,818
Entergy Corp.	11,890	1,058,329
Exelon Corp.	40,797	2,554,708
FirstEnergy Corp.	18,920	1,267,451
FPL Group, Inc.	25,353	1,275,256
Integrys Energy Group, Inc.	4,743	236,865
Nicor, Inc.	2,802	124,269
NiSource, Inc.	17,020	251,215
Pepco Hldgs., Inc.	12,522	286,879
PG&E Corp.	22,254	833,412
Pinnacle West Capital Corp.	6,252	215,131
PPL Corp.	23,243	860,456
Progress Energy, Inc.	16,260	701,294
Public Svc. Enterprise Group, Inc.	31,559	1,034,820
Questar Corp.	10,761	440,340
Sempra Energy	15,291	771,737
Southern Co.	47,802	1,801,657
TECO Energy, Inc.	13,204	207,699
Xcel Energy, Inc.	27,681	553,343
		22,496,337

TOTAL INDEXED ASSETS-COMMON STOCKS (Cost: $600,927,853) 96.0%		630,892,098

	Rating**	Rate(%)	Maturity	Face Amount($)	Value($)

SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.3%)
U.S. Treasury Bill (1)	AAA	1.64	11/06/08	2,000,000	1,996,772
U.S. GOVERNMENT AGENCIES (2.1%)
FHLB	AAA	1.99	10/01/08	10,000,000	10,000,000
FHLB	AAA	2.50	11/21/08	3,656,000	3,643,045
					13,643,045
COMMERCIAL PAPER (1.5%)
American Express Credit Corp.	A-1	2.25	10/03/08	7,500,000	7,499,062
Eaton Corp.†	A-1	2.20	10/15/08	2,100,000	2,098,202
					9,597,264
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $25,237,081) 3.9%					25,237,081

TEMPORARY CASH INVESTMENTS (2) (Cost: $53,900) 0.0% (3)					53,900

TOTAL INVESTMENTS (Cost: $626,218,834) 99.9%					656,183,079

OTHER NET ASSETS 0.1%					1,017,724

NET ASSETS 100.0%					$657,200,803

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2008  (Unaudited)

	Shares	Value($ )
INDEXED ASSETS:
COMMON STOCKS:
BASIC MATERIALS (1.7%)
Air Products & Chemicals, Inc.	3,181	217,867
Alcoa, Inc.	12,197	275,408
Allegheny Technologies, Inc.	1,502	44,384
Ashland, Inc.	854	24,971
Ball Corp.	1,454	57,418
Bemis Co., Inc.	1,501	39,341
CF Industries Hldgs., Inc.	849	77,650
Dow Chemical Co.	13,859	440,439
Du Pont (E.I.) de Nemours & Co.	13,530	545,259
Eastman Chemical Co.	1,147	63,154
Ecolab, Inc.	2,631	127,656
Freeport-McMoRan Copper & Gold, Inc.	5,758	327,342
Hercules, Inc.	1,689	33,425
Int’l. Flavors & Fragrances, Inc.	1,180	46,563
International Paper Co.	6,415	167,945
MeadWestvaco Corp.	2,561	59,697
Monsanto Co.	8,241	815,694
Newmont Mining Corp.	6,849	265,467
Nucor Corp.	4,752	187,704
Pactiv Corp.*	1,963	48,741
PPG Industries, Inc.	2,459	143,409
Praxair, Inc.	4,725	338,972
Rohm & Haas Co.	1,857	129,990
Sigma-Aldrich Corp.	1,890	99,074
Titanium Metals Corp.	1,280	14,515
United States Steel Corp.	1,762	136,749
Vulcan Materials Co.	1,648	122,776
Weyerhaeuser Co.	3,171	192,099
		5,043,709
CONSUMER, CYCLICAL (4.6%)
Abercrombie & Fitch Co. Cl A	1,306	51,522
Amazon.com, Inc.*	4,784	348,084
Apollo Group, Inc. Cl A*	1,595	94,584
AutoNation, Inc.*	1,615	18,153
AutoZone, Inc.*	626	77,211
Bed Bath & Beyond, Inc.*	3,905	122,656
Best Buy Co., Inc.	5,069	190,088
Big Lots, Inc.*	1,231	34,259
Black & Decker Corp.	900	54,675
Carnival Corp.	6,551	231,578
CBS Corp. Cl B	10,187	148,526
Centex Corp.	1,861	30,148
Coach, Inc.*	5,056	126,602
Comcast Corp. Cl A	43,744	858,695

Covidien Ltd.	7,520	404,200
D.R. Horton, Inc.	4,137	53,864
Darden Restaurants, Inc.	2,109	60,381
Dillard’s, Inc. Cl A	858	10,124
DIRECTV Group, Inc.*	8,656	226,614
Disney (Walt) Co.	28,140	863,617
Eastman Kodak Co.	4,324	66,503
Expedia, Inc.*	3,136	47,385
Family Dollar Stores, Inc.	2,097	49,699
Ford Motor Co.*	34,017	176,888
Fortune Brands, Inc.	2,250	129,060
GameStop Corp. Cl A*	2,450	83,815
Gannett Co., Inc.	3,426	57,934
Gap, Inc.	7,043	125,225
General Motors Corp.	8,499	80,316
Genuine Parts Co.	2,428	97,630
Goodyear Tire & Rubber Co.*	3,620	55,422
H&R Block, Inc.	4,916	111,839
Harley-Davidson, Inc.	3,530	131,669
Harman Int’l. Industries, Inc.	878	29,913
Hasbro, Inc.	1,884	65,412
Home Depot, Inc.	25,448	658,849
International Game Technology	4,656	79,990
Interpublic Group of Cos., Inc.*	7,166	55,537
Johnson Controls, Inc.	8,908	270,180
Jones Apparel Group, Inc.	1,251	23,156
KB Home	1,133	22,297
Kohl’s Corp.*	4,574	210,770
Leggett & Platt, Inc.	2,412	52,557
Lennar Corp. Cl A	2,118	32,172
Limited Brands, Inc.	4,283	74,182
Liz Claiborne, Inc.	1,421	23,347
Lowe’s Cos., Inc.	21,988	520,896
Macy’s, Inc	6,305	113,364
Marriott International, Inc. Cl A	4,431	115,605
Mattel, Inc.	5,405	97,506
McDonald’s Corp.	16,870	1,040,879
McGraw-Hill Cos., Inc.	4,770	150,780
Meredith Corp.	544	15,254
New York Times Co. Cl A	1,739	24,850
Newell Rubbermaid, Inc.	4,157	71,750
News Corp. Cl A	34,453	413,091
NIKE, Inc. Cl B	5,888	393,907
Nordstrom, Inc.	2,391	68,909
Office Depot, Inc.*	4,142	24,106
Omnicom Group, Inc.	4,779	184,278
Penney (J.C.) Co., Inc.	3,334	111,156
Polo Ralph Lauren Corp.	854	56,911

Pulte Homes, Inc.	3,202	44,732
RadioShack Corp.	1,972	34,076
Scripps Networks Interactive, Inc. Cl A	1,347	48,910
Sears Hldgs. Corp.*	853	79,756
Sherwin-Williams Co.	1,480	84,597
Snap-On, Inc.	862	45,393
Stanley Works	1,180	49,253
Staples, Inc.	10,662	239,895
Starbucks Corp.*	10,947	162,782
Starwood Hotels & Resorts Worldwide, Inc.	2,805	78,933
Target Corp.	11,307	554,608
Tiffany & Co.	1,858	65,996
Time Warner, Inc.	53,718	704,243
TJX Cos., Inc.	6,288	191,910
V.F. Corp.	1,307	101,044
Viacom, Inc. Cl B*	9,318	231,459
Washington Post Co. Cl B	91	50,665
Whirlpool Corp.	1,117	88,567
Wyndham Worldwide Corp.	2,659	41,773
Yum! Brands, Inc.	7,027	229,150
		13,348,312
CONSUMER, NON-CYCLICAL (6.5%)
Altria Group, Inc.	30,875	612,560
Anheuser-Busch Cos., Inc.	10,777	699,212
Archer-Daniels-Midland Co.	9,670	211,870
Avon Products, Inc.	6,391	265,674
Brown-Forman Corp. Cl B	1,179	84,664
Campbell Soup Co.	3,177	122,632
Clorox Co.	2,073	129,956
Coca-Cola Co.	29,807	1,576,194
Coca-Cola Enterprises, Inc.	4,768	79,959
Colgate-Palmolive Co.	7,582	571,304
ConAgra Foods, Inc.	6,798	132,289
Constellation Brands, Inc. Cl A*	2,914	62,534
Costco Wholesale Corp.	6,514	422,954
CVS Caremark Corp.	21,516	724,229
Dean Foods Co.*	2,285	53,378
Estee Lauder Cos., Inc. Cl A	1,721	85,895
General Mills, Inc.	5,041	346,418
Heinz (H.J.) Co.	4,685	234,109
Hershey Co.	2,486	98,296
Kellogg Co.	3,759	210,880
Kimberly-Clark Corp.	6,222	403,434
Kraft Foods, Inc. Cl A	22,759	745,357
Kroger Co.	9,831	270,156
Lorillard, Inc.	2,609	185,630
McCormick & Co., Inc.	1,934	74,362
Molson Coors Brewing Co. Cl B	2,261	105,702

Pepsi Bottling Group, Inc.	2,050	59,799
PepsiCo, Inc.	23,466	1,672,422
Philip Morris Int’l., Inc.	30,913	1,486,915
Proctor & Gamble Co.	45,494	3,170,472
Reynolds American, Inc.	2,553	124,127
Safeway, Inc.	6,524	154,749
Sara Lee Corp.	10,584	133,676
Supervalu, Inc.	3,192	69,266
Sysco Corp.	9,023	278,179
Tyco Electronics	7,084	195,943
Tyson Foods, Inc. Cl A	4,527	54,052
UST, Inc.	2,211	147,120
Wal-Mart Stores, Inc.	33,619	2,013,442
Walgreen Co.	14,850	459,756
Whole Foods Market, Inc.	2,103	42,123
Wrigley (Wm.) Jr. Co.	3,229	256,383
		18,828,072
ENERGY (7.0%)
Anadarko Petroleum Corp.	7,027	340,880
Apache Corp.	5,020	523,486
Baker Hughes, Inc.	4,621	279,755
BJ Services Co.	4,408	84,325
Cabot Oil & Gas Corp.	1,556	56,234
Cameron International Corp.*	3,265	125,833
Chesapeake Energy Corp.	7,816	280,282
Chevron Corp.	30,788	2,539,394
ConocoPhillips	22,786	1,669,075
Consol Energy, Inc.	2,745	125,968
Devon Energy Corp.	6,625	604,200
El Paso Corp.	10,536	134,439
ENSCO International, Inc.	2,150	123,905
EOG Resources, Inc.	3,731	333,775
Exxon Mobil Corp.	77,819	6,043,419
Halliburton Co.	13,146	425,799
Hess Corp.	4,249	348,758
Marathon Oil Corp.	10,574	421,585
Massey Energy Co.	1,273	45,408
Murphy Oil Corp.	2,855	183,120
Nabors Industries Ltd.*	4,199	104,639
National Oilwell Varco, Inc.*	6,270	314,942
Noble Corp.	4,036	177,180
Noble Energy, Inc.	2,596	144,312
Occidental Petroleum Corp.	12,252	863,153
Peabody Energy Corp.	4,075	183,375
Pioneer Natural Resources Co.	1,758	91,908
Range Resources Corp.	2,324	99,630
Rowan Cos., Inc.	1,697	51,843
Schlumberger Ltd.	17,990	1,404,839

Smith International, Inc.	3,237	189,818
Southwestern Energy Co.*	5,150	157,281
Spectra Energy Corp.	9,227	219,603
Sunoco, Inc.	1,755	62,443
Tesoro Corp.	2,068	34,101
Transocean, Inc.*	4,782	525,255
Valero Energy Corp.	7,841	237,582
Weatherford Int’l. Ltd.*	10,223	257,006
Williams Cos., Inc.	8,651	204,596
XTO Energy, Inc.	8,236	383,139
		20,396,285
FINANCIAL (8.4%)
Aflac, Inc.	7,135	419,181
Allstate Corp.	8,128	374,863
American Capital Strategies Ltd.	3,104	79,183
American Express Co.	17,435	617,722
American Int’l. Group, Inc.	40,392	134,505
Ameriprise Financial, Inc.	3,251	124,188
Aon Corp.	4,165	187,258
Apartment Investment & Co. Cl A	1,287	45,069
Assurant, Inc.	1,778	97,790
AvalonBay Communities, Inc.	1,156	113,774
Bank of America Corp.	68,261	2,389,135
Bank of New York Mellon Corp.	17,203	560,474
BB&T Corp.	8,237	311,359
Boston Properties, Inc.	1,796	168,213
Capital One Financial Corp.	5,631	287,181
CB Richard Ellis Group, Inc. Cl A*	2,583	34,535
Charles Schwab Corp.	13,983	363,558
Chubb Corp.	5,409	296,954
Cincinnati Financial Corp.	2,433	69,195
CIT Group, Inc.	4,181	29,100
Citigroup, Inc.	81,670	1,675,052
CME Group, Inc.	1,009	374,854
Comerica, Inc.	2,259	74,073
Developers Diversified Realty Corp.	1,803	57,137
Discover Financial Svcs.	7,187	99,324
E*Trade Financial Corp.*	8,049	22,537
Equity Residential	4,062	180,393
Federated Investors, Inc. Cl B	1,319	38,053
Fifth Third Bancorp	8,643	102,852
First Horizon National Corp.	3,042	28,470
Franklin Resources, Inc.	2,283	201,201
General Growth Pptys., Inc.	3,414	51,551
Genworth Financial, Inc. Cl A	6,495	55,922
Goldman Sachs Group, Inc.	6,520	834,560
Hartford Financial Svcs. Group, Inc.	4,519	185,234
HCP, Inc.	3,775	151,491

Host Hotels & Resorts, Inc.	7,783	103,436
Hudson City Bancorp, Inc.	7,791	143,744
Huntington Bancshares, Inc.	5,492	43,881
IntercontinentalExchange, Inc.*	1,128	91,007
Invesco Ltd.	5,831	122,334
Janus Capital Group, Inc.	2,404	58,369
JPMorgan Chase & Co.	54,814	2,559,814
KeyCorp	7,429	88,702
Kimco Realty Corp.	3,407	125,855
Legg Mason, Inc.	2,120	80,687
Leucadia National Corp.	2,660	120,870
Lincoln National Corp.	3,856	165,075
Loews Corp.	5,443	214,944
M&T Bank Corp.	1,156	103,173
Marsh & McLennan Cos., Inc.	7,685	244,076
Marshall & Ilsley Corp.	3,886	78,303
MasterCard, Inc. Cl A	1,085	192,403
MBIA, Inc.	2,934	34,915
Merrill Lynch & Co., Inc.	22,972	581,192
MetLife, Inc.	10,302	576,912
MGIC Investment Corp.	1,877	13,195
Moody’s Corp.	2,958	100,572
Morgan Stanley	16,679	383,617
National City Corp.	11,405	19,959
Northern Trust Corp.	3,318	239,560
NYSE Euronext	3,988	156,250
Plum Creek Timber Co., Inc.	2,569	128,090
PNC Financial Svcs. Grp., Inc.	5,191	387,768
Principal Financial Grp., Inc.	3,793	164,958
Progressive Corp.	10,122	176,123
ProLogis	3,933	162,315
Prudential Financial, Inc.	6,406	461,232
Public Storage	1,874	185,545
Regions Financial Corp.	10,418	100,013
Simon Property Group, Inc.	3,377	327,569
SLM Corp.*	7,011	86,516
Sovereign Bancorp, Inc.	8,163	32,244
State Street Corp.	6,474	368,241
SunTrust Banks, Inc.	5,332	239,887
T. Rowe Price Group, Inc.	3,890	208,932
Torchmark Corp.	1,310	78,338
Travelers Cos., Inc.	8,888	401,738
U.S. Bancorp	26,131	941,239
Unum Group	5,187	130,194
Vornado Realty Trust	2,055	186,902
Wachovia Corp.	32,368	113,288
Wells Fargo & Co.	49,591	1,861,150
XL Capital Ltd. Cl A	4,684	84,031
Zions Bancorporation	1,722	66,641
		24,371,740

HEALTHCARE (6.7%)
Abbott Laboratories	23,104	1,330,328
Aetna, Inc.	7,066	255,153
Allergan, Inc.	4,613	237,570
AmerisourceBergen Corp.	2,379	89,569
Amgen, Inc.*	15,850	939,429
Applera Corp. - Applied Biosystems Group	2,546	87,201
Bard (C.R.), Inc.	1,490	141,356
Barr Pharmaceuticals, Inc.*	1,631	106,504
Baxter International, Inc.	9,413	617,775
Becton, Dickinson & Co.	3,655	293,350
Biogen Idec, Inc.*	4,351	218,812
Boston Scientific Corp.*	22,552	276,713
Bristol-Myers Squibb Co.	29,674	618,703
Cardinal Health, Inc.	5,388	265,521
Celgene Corp.*	6,825	431,886
CIGNA Corp.	4,123	140,100
Coventry Health Care, Inc.*	2,225	72,424
DaVita, Inc.*	1,565	89,221
Express Scripts, Inc.*	3,700	273,134
Forest Laboratories, Inc.*	4,576	129,409
Genzyme Corp.*	4,028	325,825
Gilead Sciences, Inc.*	13,806	629,277
Hospira, Inc.*	2,391	91,336
Humana, Inc.*	2,531	104,277
IMS Health, Inc.	2,725	51,530
Intuitive Surgical, Inc.*	584	140,732
Johnson & Johnson	41,893	2,902,347
King Pharmaceuticals, Inc.*	3,701	35,456
Laboratory Corp. of America Hldgs.*	1,667	115,857
Lilly (Eli) & Co.	15,010	660,890
McKesson Corp.	4,136	222,558
Medco Health Solutions, Inc.*	7,598	341,910
Medtronic, Inc.	16,911	847,241
Merck & Co., Inc.	32,100	1,013,076
Millipore Corp.*	827	56,898
Mylan, Inc.*	4,570	52,189
Patterson Cos., Inc.*	1,369	41,631
PerkinElmer, Inc.	1,793	44,771
Pfizer, Inc.	101,108	1,864,432
Quest Diagnostics, Inc.	2,369	122,406
Schering-Plough Corp.	24,369	450,095
St. Jude Medical, Inc.*	5,137	223,408
Stryker Corp.	3,709	231,071
Tenet Healthcare Corp.*	6,226	34,554
Thermo Fisher Scientific, Inc.*	6,283	345,565

UnitedHealth Group, Inc.	18,272	463,926
Varian Medical Systems, Inc.*	1,871	106,890
Waters Corp.*	1,486	86,455
Watson Pharmaceuticals, Inc.*	1,571	44,774
WellPoint, Inc.*	7,663	358,399
Wyeth	19,989	738,394
Zimmer Hldgs., Inc.*	3,376	217,955
		19,580,283
INDUSTRIAL (5.8%)
3M Co.	10,473	715,411
AK Steel Hldg. Corp.	1,680	43,546
Allied Waste Industries, Inc.*	5,096	56,617
Avery Dennison Corp.	1,597	71,035
Boeing Co.	11,099	636,528
Burlington Northern Santa Fe Corp.	4,237	391,626
C.H. Robinson Worldwide, Inc.	2,548	129,846
Caterpillar, Inc.	9,110	542,956
Cintas Corp.	1,986	57,018
Cooper Industries Ltd. Cl A	2,608	104,190
CSX Corp.	6,125	334,241
Cummins, Inc.	3,046	133,171
Danaher Corp.	3,827	265,594
Deere & Co.	6,394	316,503
Donnelley (R.R.) & Sons Co.	3,153	77,343
Dover Corp.	2,819	114,310
Eaton Corp.	2,491	139,944
Emerson Electric Co.	11,614	473,735
Equifax, Inc.	1,926	66,351
Expeditors Int’l. of Washington, Inc.	3,198	111,418
Fastenal Co.	1,938	95,718
FedEx Corp.	4,670	369,117
Fluor Corp.	2,683	149,443
General Dynamics Corp.	5,955	438,407
General Electric Co.	149,296	3,807,043
Goodrich Corp.	1,875	78,000
Grainger (W.W.), Inc.	972	84,535
Honeywell International, Inc.	11,154	463,449
Illinois Tool Works, Inc.	5,997	266,567
Ingersoll-Rand Co. Ltd. Cl A	4,780	148,993
ITT Corp.	2,725	151,537
Jacobs Engineering Group, Inc.*	1,839	99,876
L-3 Communications Hldgs., Inc.	1,822	179,139
Lockheed Martin Corp.	4,998	548,131
Manitowoc Co., Inc.	1,957	30,431
Masco Corp.	5,415	97,145
Monster Worldwide, Inc.*	1,859	27,718
Norfolk Southern Corp.	5,626	372,497
Northrop Grumman Corp.	5,060	306,332

PACCAR, Inc.	5,446	207,983
Pall Corp.	1,800	61,902
Parker Hannifin Corp.	2,515	133,295
Pitney Bowes, Inc.	3,120	103,771
Precision Castparts Corp.	2,090	164,650
Raytheon Co.	6,252	334,545
Robert Half Int’l., Inc.	2,336	57,816
Rockwell Automation, Inc.	2,178	81,327
Rockwell Collins, Inc.	2,395	115,176
Ryder System, Inc.	848	52,576
Sealed Air Corp.	2,376	52,248
Southwest Airlines Co.	10,997	159,566
Terex Corp.*	1,458	44,498
Textron, Inc.	3,730	109,214
Tyco International Ltd.	7,114	249,132
Union Pacific Corp.	7,631	543,022
United Parcel Service, Inc. Cl B	15,115	950,582
United Technologies Corp.	14,458	868,347
Waste Management, Inc.	7,349	231,420
		17,016,531
TECHNOLOGY (8.2%)
Adobe Systems, Inc.*	7,950	313,787
Advanced Micro Devices, Inc.*	9,116	47,859
Affiliated Computer Svcs., Inc. Cl A*	1,462	74,021
Agilent Technologies, Inc.*	5,357	158,889
Akamai Technologies, Inc.*	2,537	44,245
Altera Corp.	4,510	93,267
Amphenol Corp. Cl A	3,012	120,902
Analog Devices, Inc.	4,357	114,807
Apple, Inc.*	13,273	1,508,609
Applied Materials, Inc.	20,115	304,340
Autodesk, Inc.*	3,373	113,164
Automatic Data Processing, Inc.	7,624	325,926
BMC Software, Inc.*	2,846	81,481
Broadcom Corp. Cl A*	6,616	123,256
CA, Inc.	5,904	117,844
Ciena Corp.*	1,354	13,648
Cisco Systems, Inc.*	88,580	1,998,365
Citrix Systems, Inc.*	2,733	69,036
Cognizant Technology Solutions Inc. Cl A*	4,375	99,881
Computer Sciences Corp.*	2,272	91,312
Compuware Corp.*	3,812	36,938
Convergys Corp.*	1,831	27,062
Corning, Inc.	23,585	368,869
Dell, Inc.*	26,082	429,831
eBay, Inc.*	16,376	366,495
Electronic Arts, Inc.*	4,778	176,738
EMC Corp.*	31,098	371,932

Fidelity Nat’l. Information Svcs., Inc.	2,847	52,556
Fiserv, Inc.*	2,462	116,502
Google, Inc.*	3,584	1,223,685
Harris Corp.	2,014	93,047
Hewlett-Packard Co.	36,749	1,699,274
Int’l. Business Machines Corp.	20,306	2,374,990
Intel Corp.	84,231	1,577,647
Intuit, Inc.*	4,811	152,076
Jabil Circuit, Inc.	3,162	30,165
JDS Uniphase Corp.*	3,216	27,207
Juniper Networks, Inc.*	8,144	171,594
KLA-Tencor Corp.	2,597	82,195
Lexmark International, Inc. Cl A*	1,320	42,992
Linear Technology Corp.	3,322	101,853
LSI Corp.*	9,662	51,788
MEMC Electronic Materials, Inc.*	3,385	95,660
Microchip Technology, Inc.	2,761	81,256
Micron Technology, Inc.*	11,428	46,283
Microsoft Corp.	117,643	3,139,891
Molex, Inc.	2,138	47,998
Motorola, Inc.	34,031	242,981
National Semiconductor Corp.	2,925	50,339
NetApp, Inc.*	4,911	89,528
Novell, Inc.*	5,183	26,641
Novellus Systems, Inc.*	1,489	29,244
Nvidia Corp.*	8,347	89,396
Oracle Corp.*	58,708	1,192,359
Paychex, Inc.	4,809	158,841
QLogic Corp.*	1,966	30,198
QUALCOMM, Inc.	24,591	1,056,675
salesforce.com, inc.*	1,561	75,552
SanDisk Corp.*	3,375	65,981
Sun Microsystems, Inc.*	11,282	85,743
Symantec Corp.*	12,585	246,414
Tellabs, Inc.*	5,972	24,246
Teradata Corp.*	2,672	52,104
Teradyne, Inc.*	2,534	19,791
Texas Instruments, Inc.	19,649	422,454
Total System Services, Inc.	2,967	48,659
Unisys Corp.*	5,458	15,010
VeriSign, Inc.*	2,896	75,528
Western Union Co.	10,946	270,038
Xerox Corp.	13,069	150,686
Xilinx, Inc.	4,146	97,224
Yahoo!, Inc.*	20,774	359,390
		23,776,185

TELECOMMUNICATIONS (1.6%)
American Tower Corp. Cl A*	5,909	212,547
AT&T, Inc.	88,503	2,471,004
CenturyTel, Inc.	1,536	56,294
Embarq Corp.	2,142	86,858
Frontier Communications Corp.	4,738	54,487
Qwest Communications Int’l., Inc.	22,302	72,035
Sprint Nextel Corp.	42,827	261,245
Verizon Communications, Inc.	42,693	1,370,018
Windstream Corp.	6,587	72,062
		4,656,550
UTILITIES (1.9%)
AES Corp.*	10,080	117,835
Allegheny Energy, Inc.	2,539	93,359
Ameren Corp.	3,152	123,023
American Electric Power Co., Inc.	6,032	223,365
CenterPoint Energy, Inc.	5,136	74,832
CMS Energy Corp.	3,384	42,198
Consolidated Edison, Inc.	4,097	176,007
Constellation Energy Group, Inc.	2,680	65,124
Dominion Resources, Inc.	8,693	371,887
DTE Energy Co.	2,446	98,134
Duke Energy Corp.	18,962	330,508
Dynegy, Inc. Cl A*	7,575	27,119
Edison International	4,883	194,832
Entergy Corp.	2,874	255,815
Exelon Corp.	9,859	617,371
FirstEnergy Corp.	4,574	306,412
FPL Group, Inc.	6,121	307,886
Integrys Energy Group, Inc.	1,146	57,231
Nicor, Inc.	677	30,025
NiSource, Inc.	4,109	60,649
Pepco Hldgs., Inc.	3,030	69,417
PG&E Corp.	5,377	201,369
Pinnacle West Capital Corp.	1,513	52,062
PPL Corp.	5,605	207,497
Progress Energy, Inc.	3,929	169,458
Public Svc. Enterprise Group, Inc.	7,639	250,483
Questar Corp.	2,599	106,351
Sempra Energy	3,700	186,739
Southern Co.	11,528	434,490
TECO Energy, Inc.	3,192	50,210
Xcel Energy, Inc.	6,686	133,653
		5,435,341

TOTAL INDEXED ASSETS-COMMON STOCKS (Cost: $158,260,047) 52.4%		152,453,008

	Rating**	Rate(%)	Maturity	Face Amount($)	Value($)
INDEXED ASSETS:
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.2%)
U.S. Treasury Bill (1)	AAA	1.64	11/06/08	700,000	698,870
COMMERCIAL PAPER (2.2%)
American Express Credit Corp.	A-1	2.25	10/01/08	6,420,000	6,420,000
TOTAL INDEXED ASSETS-SHORT-TERM DEBT SECURITIES
(Cost: $7,118,870) 2.4%					7,118,870

TOTAL INDEXED ASSETS
(Cost: $165,378,917) 54.8%					159,571,894

	Shares	Value($)
ACTIVE ASSETS:
COMMON STOCKS:
BASIC MATERIALS (1.2%)
AbitibiBowater, Inc.*	13,400	51,858
Ball Corp.	7,262	286,776
Dow Chemical Co.	14,878	472,823
Freeport-McMoRan Copper & Gold, Inc.	5,085	289,082
Greif, Inc. Cl A	3,725	244,435
Horsehead Hldg. Corp.*	20,373	120,201
Louisiana-Pacific Corp.	39,165	364,235
Monsanto Co.	5,827	576,756
Silgan Hldgs., Inc.	16,806	858,619
Taseko Mines Ltd.*	149,093	283,277
		3,548,062
CONSUMER, CYCLICAL (4.6%)
Aeropostale, Inc.*	9,525	305,848
American Eagle Outfitters, Inc.	14,800	225,700
Apollo Group, Inc. Cl A*	4,882	289,503
ArvinMeritor, Inc.	29,741	387,823
Audiovox Corp. Cl A*	18,526	173,589
Belo Corp. Cl A	16,376	97,601
California Pizza Kitchen, Inc.*	21,583	277,773
Casey’s General Stores, Inc.	15,170	457,679
Collective Brands, Inc.*	23,370	427,905
Comcast Corp. Cl A	33,380	655,249
Covidien Ltd.	11,254	604,903
Crown Hldgs., Inc.*	51,192	1,136,974
DeVry, Inc.	3,755	186,023
Dillard’s, Inc. Cl A	24,780	292,404
Gymboree Corp.*	5,430	192,765
Home Depot, Inc.	6,597	170,796
Johnson Controls, Inc.	19,422	589,069
Landry’s Restaurants, Inc.	9,585	149,047
Leapfrog Enterprises, Inc.*	10,325	109,032
McDonald’s Corp.	15,415	951,106
Modine Manufacturing Co.	15,499	224,426
Netflix, Inc.*	11,650	359,752

Omnicom Group, Inc.	9,400	362,464
P.F. Chang’s China Bistro, Inc.*	8,745	205,857
Pep Boys - Manny, Moe & Jack	37,480	231,626
Rent-A-Center, Inc.*	19,413	432,522
Sonic Corp.*	15,515	226,054
Staples, Inc.	23,664	532,440
Target Corp.	5,374	263,595
Time Warner, Inc.	26,625	349,054
Tupperware Brands Corp.	38,271	1,057,428
V.F. Corp.	4,730	365,676
WMS Industries, Inc.*	11,586	354,184
Wolverine World Wide, Inc.	28,474	753,422
		13,399,289
CONSUMER, NON-CYCLICAL (3.7%)
American Italian Pasta Co. Cl A*	45,053	747,880
Avon Products, Inc.	12,399	515,426
Chattem, Inc.*	5,134	401,376
Clorox Co.	5,380	337,272
Colgate-Palmolive Co.	5,480	412,918
CVS Caremark Corp.	18,993	639,304
Darling International, Inc.*	13,431	149,218
Flowers Foods, Inc.	5,769	169,378
General Mills, Inc.	6,271	430,943
Great Atlantic & Pacific Tea Co., Inc.*	37,420	404,884
Heinz (H.J.) Co.	12,447	621,977
Kimberly-Clark Corp.	4,686	303,840
Longs Drug Stores Corp.	1,701	128,664
PepsiCo, Inc.	13,519	963,499
Pilgrim’s Pride Corp.	25,530	63,570
Proctor & Gamble Co.	23,481	1,636,391
Ralcorp Hldgs., Inc.*	5,725	385,922
Sanderson Farms, Inc.	10,475	384,852
SunOpta, Inc.*	39,450	243,012
Vector Group Ltd.	28,062	495,568
Wal-Mart Stores, Inc.	22,058	1,321,054
		10,756,948
ENERGY (3.6%)
Anadarko Petroleum Corp.	4,677	226,881
Apache Corp.	3,166	330,150
Berry Petroleum Co. Cl A	4,575	177,190
CNX Gas Corp.*	4,313	96,568
Concho Resources, Inc.*	12,931	357,025
ConocoPhillips	9,005	659,616
Devon Energy Corp.	4,459	406,661
Dril-Quip, Inc.*	5,190	225,194
Ellora Energy, Inc.†	21,800	261,600
EOG Resources, Inc.	2,636	235,817
Exxon Mobil Corp.	31,623	2,455,842
GMX Resources, Inc.*	2,750	131,450
Halliburton Co.	19,103	618,746
Nabors Industries Ltd.*	7,264	181,019
Occidental Petroleum Corp.	9,393	661,737
Parker Drilling Co.*	4,825	38,697
Penn Virginia Corp.	8,757	467,974

PetroQuest Energy, Inc.*	9,325	143,139
Range Resources Corp.	5,386	230,898
Schlumberger Ltd.	6,869	536,400
Superior Well Services, Inc.*	6,431	162,769
T-3 Energy Services, Inc.*	15,456	573,727
Transocean, Inc.*	3,345	367,415
Trico Marine Services, Inc.*	10,522	179,716
Weatherford Int’l. Ltd.*	8,426	211,830
Willbros Group, Inc.*	10,970	290,705
Williams Cos., Inc.	11,699	276,681
		10,505,447
FINANCIAL (8.6%)
Aflac, Inc.	5,271	309,671
Ambac Financial Group, Inc.	13,840	32,247
Ashford Hospitality Trust, Inc.	77,374	313,365
Aspen Insurance Hldgs. Ltd.	20,660	568,150
Bank Mutual Corp.	42,238	479,401
Bank of America Corp.	26,333	921,655
Bank of New York Mellon Corp.	16,367	533,237
Banner Corp.	2,073	24,897
Brookline Bancorp, Inc.	42,505	543,639
Capital One Financial Corp.	10,599	540,549
CapLease, Inc.	8,106	64,281
Chubb Corp.	6,581	361,297
Citigroup, Inc.	27,763	569,419
CME Group, Inc.	1,096	407,175
Ellington Financial LLC†	21,000	420,000
Federated Investors, Inc. Cl B	9,125	263,256
FelCor Lodging Trust, Inc.	34,033	243,676
First Niagara Financial Group, Inc.	31,395	494,471
Glacier Bancorp, Inc.	22,823	565,326
Goldman Sachs Group, Inc.	3,838	491,264
Hartford Financial Svcs. Group, Inc.	9,250	379,158
Highwoods Properties, Inc.	14,192	504,668
IBERIABANK Corp.	3,182	168,169
iShares Russell 2000 Growth Index Fund	9,150	646,905
iShares Russell 2000 Index Fund	22,455	1,526,940
iShares Russell 2000 Value Index Fund	4,970	334,183
iShares Russell Microcap Index Fund	254	11,311
JPMorgan Chase & Co.	18,660	871,422
Marlin Business Svcs. Corp.*	25,863	219,318
Meadowbrook Insurance Group, Inc.	48,880	345,093
Medical Properties Trust, Inc.	18,921	214,753
Meruelo Maddux Pptys., Inc.*	26,256	32,032
MetLife, Inc.	14,527	813,512
MFA Mortgage Investment, Inc.	41,330	268,645
Mid-America Apt. Communities, Inc.	4,879	239,754
MSCI, Inc. Cl A*	5,433	130,392
Nara Bancorp, Inc.	9,500	106,400
National Penn Bancshares, Inc.	30,448	444,541
NewAlliance Bancshares, Inc.	46,185	694,161
Pennsylvania REIT	13,220	249,197
PMA Capital Corp. Cl A*	35,550	313,551
ProAssurance Corp.*	8,070	451,920
ProLogis	7,978	329,252

Realty Income Corp.	27,864	713,318
S.Y. Bancorp, Inc.	11,670	357,335
SeaBright Insurance Hldgs., Inc.*	25,480	331,240
Senior Housing Pptys. Trust	32,445	773,164
SPDR KBW Regional Banking ETF	21,425	760,588
Stifel Financial Corp.*	9,155	456,835
T. Rowe Price Group, Inc.	9,970	535,489
Tower Group, Inc.	7,506	176,841
Trico Bancshares	13,149	283,098
U.S. Bancorp	16,877	607,910
Vintage Wine Trust, Inc.†	45,820	13,746
Wells Fargo & Co.	42,617	1,599,416
Westamerica Bancorporation	14,816	852,364
Westfield Financial, Inc.	22,020	226,806
		25,130,403
HEALTHCARE (5.9%)
Abbott Laboratories	23,725	1,366,086
Abiomed, Inc.*	16,125	286,219
Aetna, Inc.	5,596	202,072
Alexion Pharmaceuticals, Inc.*	6,411	251,952
Allscripts Healthcare Solution*	13,039	162,205
Almost Family, Inc.*	7,800	308,490
Alnylam Pharmaceuticals, Inc.*	7,299	211,306
Alpharma, Inc. Cl A*	6,990	257,861
Alphatec Hldgs., Inc.*	74,860	344,356
American Medical Systems Hldgs., Inc.*	36,910	655,522
AmerisourceBergen Corp.	8,662	326,124
Animal Health Int’l., Inc.*	49,655	409,157
Auxilium Pharmaceuticals, Inc.*	3,275	106,110
BioMarin Pharmaceutical, Inc.*	8,111	214,860
Celgene Corp.*	9,229	584,011
Cepheid*	5,307	73,396
Conceptus, Inc.*	21,070	349,341
Conmed Corp.*	4,363	139,616
Enzon Pharmaceuticals, Inc.*	101,327	747,793
ev3, Inc.*	21,059	211,432
Gilead Sciences, Inc.*	21,509	980,380
Hospira, Inc.*	8,281	316,334
ICON PLC ADR*	11,032	421,974
Illumina, Inc.*	5,786	234,507
Immucor, Inc.*	10,225	326,791
Isis Pharmaceuticals, Inc.*	7,925	133,853
Johnson & Johnson	26,631	1,844,996
Laboratory Corp. of America Hldgs.*	4,759	330,751
Landauer, Inc.	4,012	291,873
Magellan Health Svcs., Inc.*	12,074	495,758
McKesson Corp.	7,027	378,123
Medtronic, Inc.	11,721	587,222
Merck & Co., Inc.	17,953	566,597
Myriad Genetics, Inc.*	4,345	281,904
Omega Protein Corp.*	5,975	70,266
Onyx Pharmaceuticals, Inc.*	5,608	202,897
OSI Pharmaceuticals, Inc. - rights	1,570	1
OSI Pharmaceuticals, Inc.*	4,206	207,314
Owens & Minor, Inc.	5,600	271,600

Pediatrix Medical Group, Inc.*	3,000	161,760
Pharmasset, Inc.*	4,775	95,261
Psychiatric Solutions, Inc.*	6,380	242,121
Rigel Pharmaceuticals, Inc.*	6,081	141,991
RTI Biologics, Inc.*	28,125	262,969
Schering-Plough Corp.	18,542	342,471
Seattle Genetics, Inc.*	18,224	194,997
Symmetry Medical, Inc.*	15,100	280,256
United Therapeutics Corp.*	1,825	191,935
		17,064,811
INDUSTRIAL (5.8%)
Actuant Corp. Cl A	7,103	179,280
Aircastle Ltd.	28,890	286,300
Alaska Air Group, Inc.*	23,602	481,245
Astec Industries, Inc.*	10,482	323,160
AZZ, Inc.*	8,600	355,782
Baldor Electric Co.	8,746	251,972
Belden, Inc.	7,200	228,888
Burlington Northern Santa Fe Corp.	3,912	361,586
Comfort Systems USA, Inc.	18,375	245,490
Cornell Cos., Inc.*	8,830	239,999
CRA International, Inc.*	10,810	297,059
Curtiss-Wright Corp.	5,976	271,609
Dollar Thrifty Automotive Grp.*	60,970	117,672
DXP Enterprises, Inc.*	4,936	263,138
Expeditors Int’l. of Washington, Inc.	7,539	262,659
General Electric Co.	74,685	1,904,468
Genesee & Wyoming, Inc. Cl A*	25,720	965,014
Hub Group, Inc. Cl A*	6,549	246,570
Huron Consulting Group, Inc.*	8,050	458,689
Illinois Tool Works, Inc.	7,595	337,598
Insteel Industries, Inc.	14,950	203,171
ITT Corp.	8,410	467,680
JetBlue Airways Corp*	48,157	238,377
Littelfuse, Inc.*	13,796	410,155
Lockheed Martin Corp.	6,558	719,216
Mueller Industries, Inc.	26,164	602,034
Northrop Grumman Corp.	9,332	564,959
Old Dominion Freight Line, Inc.*	23,825	675,201
Perini Corp.*	13,635	351,647
Polypore International, Inc.*	6,425	138,202
Powell Industries, Inc.*	4,050	165,281
RBC Bearings, Inc.*	5,447	183,509
Sauer-Danfoss, Inc.	32,067	791,734
Southwest Airlines Co.	28,954	420,123
Sun Hydraulics Corp.	12,400	322,896
Tyco International Ltd.	13,831	484,362
Union Pacific Corp.	5,428	386,256
United Parcel Service, Inc. Cl B	11,283	709,588
United Technologies Corp.	9,492	570,090
Watson Wyatt Worldwide, Inc. Cl A	4,720	234,726
Woodward Governor Co.	7,150	252,181
		16,969,566

TECHNOLOGY (6.8%)
Actuate Corp.*	56,280	196,980
Anixter International, Inc.*	6,068	361,107
Ansys, Inc.*	7,367	278,988
Apple, Inc.*	7,597	863,475
Applied Materials, Inc.	22,950	347,234
Arris Group, Inc.*	22,872	176,801
Automatic Data Processing, Inc.	8,500	363,375
Benchmark Electronics, Inc.*	4,362	61,417
Cisco Systems, Inc.*	38,272	863,416
CommScope, Inc.*	11,546	399,953
Data Domain, Inc.*	14,300	318,461
DemandTec, Inc.*	16,455	148,260
EMC Corp.*	15,869	189,793
FormFactor, Inc.*	11,250	195,975
Global Cash Access Hldgs., Inc.*	34,900	176,594
Google, Inc.*	2,110	720,417
Harmonic, Inc.*	36,409	307,656
Hewlett-Packard Co.	20,311	939,181
Informatica Corp.*	36,371	472,459
Int’l. Business Machines Corp.	9,321	1,090,184
Intel Corp.	26,053	487,973
L-1 Identity Solutions, Inc.*	18,833	287,768
MEMC Electronic Materials, Inc.*	3,644	102,979
Microsemi Corp.*	23,765	605,532
Microsoft Corp.	48,379	1,291,236
MKS Instruments, Inc.*	22,193	441,863
Monolithic Power Systems, Inc.*	7,300	126,801
Netlogic Microsystems, Inc.*	2,046	61,871
Nvidia Corp.*	17,675	189,299
Omniture, Inc.*	12,150	223,074
Oracle Corp.*	21,193	430,430
Parametric Technology Corp.*	33,288	612,499
Perot Systems Corp. Cl A*	9,392	162,951
PMC-Sierra, Inc.*	10,050	74,571
QUALCOMM, Inc.	14,926	641,370
RightNow Technologies, Inc.*	18,447	231,879
Sapient Corp.*	24,590	182,704
Semtech Corp.*	20,540	286,738
Sybase, Inc.*	5,250	160,755
Symantec Corp.*	30,527	597,719
Tech Data Corp.*	13,008	388,289
Technitrol, Inc.	18,968	280,537
THQ, Inc.*	22,024	265,169
TIBCO Software, Inc.*	37,015	270,950
TNS, Inc.*	9,268	179,521
ValueClick, Inc.*	17,818	182,278
VeriFone Hldgs., Inc.*	7,750	128,185
ViaSat, Inc.*	13,686	322,716
VistaPrint Ltd.*	6,988	229,486
Websense, Inc.*	38,324	856,541
Western Union Co.	12,244	302,059
Wright Express Corp.*	10,765	321,335
Yahoo!, Inc.*	16,370	283,201
		19,682,005

TELECOMMUNICATIONS (1.1%)
American Tower Corp. Cl A*	11,739	422,252
AT&T, Inc.	43,896	1,225,576
Cincinnati Bell, Inc.*	41,901	129,474
Consolidated Communications Hldgs., Inc.	31,090	468,837
Iowa Telecomunications Svcs., Inc.	18,614	347,710
Sprint Nextel Corp.	19,840	121,024
Syniverse Hldgs., Inc.*	35,730	593,475
		3,308,348
UTILITIES (1.7%)
ALLETE, Inc.	5,850	260,325
Avista Corp.	37,633	817,012
Black Hills Corp.	6,104	189,651
Dominion Resources, Inc.	12,333	527,606
Edison International	3,459	138,014
Entergy Corp.	1,924	171,255
Exelon Corp.	5,117	320,427
FirstEnergy Corp.	5,263	352,568
FPL Group, Inc.	3,943	198,333
Northwest Natural Gas Co.	4,995	259,740
PNM Resources, Inc.	15,490	158,618
Public Svc. Enterprise Group, Inc.	4,749	155,720
Sempra Energy	6,418	323,916
Sierra Pacific Resources	17,476	167,420
Unisource Energy Corp.	13,903	405,829
Westar Energy, Inc.	17,078	393,477
		4,839,911

TOTAL ACTIVE ASSETS-COMMON STOCKS (Cost: $132,101,769) 43.0%		125,204,790

	Rating**	Rate(%)	Maturity	Face Amount($)	Value($)
ACTIVE ASSETS:
LONG-TERM DEBT SECURITIES:
CORPORATE DEBT (0.0%)
FINANCIAL (0.0%)
GSC Capital Corp.†(4)	NR	7.25	07/15/10	460,000	$—
TOTAL ACTIVE ASSETS-LONG-TERM DEBT SECURITIES (Cost: $460,000) 0.0%					—

ACTIVE ASSETS:
SHORT-TERM DEBT SECURITIES:

U.S. GOVERNMENT AGENCIES (0.9%)
FHLB	AAA	0.10	10/01/08	2,700,000	2,700,000

COMMERCIAL PAPER (1.2%)
American Express Credit Corp.	A-1	2.25	10/01/08	3,440,000	3,440,000

TOTAL ACTIVE ASSETS-SHORT-TERM DEBT SECURITIES (Cost: $6,140,000) 2.1%					6,140,000

TOTAL ACTIVE ASSETS (Cost: $139,161,769) 45.1%	131,344,790

TEMPORARY CASH INVESTMENTS (2) (Cost: $50,500) 0.0% (3)	50,500

TOTAL INVESTMENTS (Cost: $304,131,186) 99.9%	290,967,168

OTHER NET ASSETS 0.1%	200,386

NET ASSETS 100.0%	$291,167,554

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (SMALL CAP VALUE FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2008 (Unaudited)

	Shares	Value($)
COMMON STOCKS:
BASIC MATERIALS (3.9%)
AbitibiBowater, Inc.*	71,970	278,524
Horsehead Hldg. Corp.*	109,095	643,661
Louisiana-Pacific Corp.	208,126	1,935,572
Silgan Hldgs., Inc.	68,620	3,505,796
Taseko Mines Ltd.*	497,732	945,691
		7,309,244
CONSUMER, CYCLICAL (13.8%)
Audiovox Corp. Cl A*	99,369	931,088
Belo Corp. Cl A	87,907	523,926
Casey’s General Stores, Inc.	80,685	2,434,266
Collective Brands, Inc.*	124,146	2,273,113
Crown Hldgs., Inc.*	275,018	6,108,152
Dillard’s, Inc. Cl A	132,989	1,569,270
Landry’s Restaurants, Inc.	50,996	792,988
Modine Manufacturing Co.	83,273	1,205,793
Pep Boys - Manny, Moe & Jack	199,630	1,233,713
Rent-A-Center, Inc.*	103,361	2,302,883
Tupperware Brands Corp.	157,816	4,360,456
Wolverine World Wide, Inc.	88,095	2,330,994
		26,066,642
CONSUMER, NON-CYCLICAL (5.6%)
American Italian Pasta Co. Cl A*	239,577	3,976,978
Chattem, Inc.*	7,140	558,205
Flowers Foods, Inc.	31,128	913,918
Great Atlantic & Pacific Tea Co., Inc.*	141,162	1,527,373
Longs Drug Stores Corp.	9,117	689,610
Pilgrim’s Pride Corp.	136,280	339,337
Vector Group Ltd.	140,947	2,489,120
		10,494,541
ENERGY (2.3%)
CNX Gas Corp.*	23,487	525,874
Ellora Energy, Inc.†	119,800	1,437,600
Superior Well Services, Inc.*	34,658	877,194
T-3 Energy Services, Inc.*	16,644	617,825
Trico Marine Services, Inc.*	56,716	968,709
		4,427,202
FINANCIAL (31.0%)
Ambac Financial Group, Inc.	74,330	173,189
Ashford Hospitality Trust, Inc.	415,444	1,682,548
Aspen Insurance Hldgs. Ltd.	110,250	3,031,875
Bank Mutual Corp.	224,616	2,549,392
Brookline Bancorp, Inc.	238,907	3,055,621
CapLease, Inc.	42,955	340,633
Ellington Financial LLC†	123,900	2,478,000
FelCor Lodging Trust, Inc.	181,679	1,300,822
First Niagara Financial Group, Inc.	167,341	2,635,621
Glacier Bancorp, Inc.	56,316	1,394,947
Highwoods Properties, Inc.	75,748	2,693,599
IBERIABANK Corp.	17,198	908,914
iShares Russell 2000 Index Fund	25,920	1,762,560

iShares Russell 2000 Value Index Fund	26,710	1,795,980
Marlin Business Svcs. Corp.*	137,567	1,166,568
Meadowbrook Insurance Group, Inc.	260,820	1,841,389
Medical Properties Trust, Inc.	100,865	1,144,818
Meruelo Maddux Pptys., Inc.*	140,866	171,857
MFA Mortgage Investment, Inc.	221,970	1,442,805
Mid-America Apt. Communities, Inc.	26,049	1,280,048
Nara Bancorp, Inc.	51,260	574,112
National Penn Bancshares, Inc.	164,137	2,396,400
NewAlliance Bancshares, Inc.	172,049	2,585,896
Pennsylvania REIT	70,972	1,337,822
PMA Capital Corp. Cl A*	194,050	1,711,521
ProAssurance Corp.*	43,070	2,411,920
Realty Income Corp.	76,440	1,956,864
S.Y. Bancorp, Inc.	62,300	1,907,626
SeaBright Insurance Hldgs., Inc.*	136,056	1,768,728
Senior Housing Pptys. Trust	94,610	2,254,556
SPDR KBW Regional Banking ETF	44,840	1,591,820
Trico Bancshares	70,857	1,525,551
Vintage Wine Trust, Inc.†	246,840	74,052
Westamerica Bancorporation	39,390	2,266,107
Westfield Financial, Inc.	117,470	1,209,941
		58,424,102
HEALTHCARE (4.6%)
Alpharma, Inc. Cl A*	37,520	1,384,113
Alphatec Hldgs., Inc.*	188,480	867,008
American Medical Systems Hldgs., Inc.*	60,890	1,081,406
Animal Health Int’l., Inc.*	142,220	1,171,893
Conceptus, Inc.*	59,830	991,981
Conmed Corp.*	23,420	749,440
Enzon Pharmaceuticals, Inc.*	326,010	2,405,954
		8,651,795
INDUSTRIAL (12.2%)
Aircastle Ltd.	155,130	1,537,338
Alaska Air Group, Inc.*	127,239	2,594,403
Baldor Electric Co.	46,667	1,344,476
Cornell Cos., Inc.*	47,420	1,288,876
CRA International, Inc.*	58,030	1,594,664
Dollar Thrifty Automotive Grp.*	327,390	631,863
Genesee & Wyoming, Inc. Cl A*	63,005	2,363,948
Littelfuse, Inc.*	46,006	1,367,758
Mueller Industries, Inc.	142,317	3,274,714
Old Dominion Freight Line, Inc.*	62,977	1,784,768
Perini Corp.*	72,580	1,871,838
Sauer-Danfoss, Inc.	134,872	3,329,990
		22,984,636
TECHNOLOGY (10.7%)
Actuate Corp.*	115,950	405,825
Anixter International, Inc.*	32,292	1,921,697
Benchmark Electronics, Inc.*	23,423	329,796
CommScope, Inc.*	62,291	2,157,760
FormFactor, Inc.*	24,190	421,390
Global Cash Access Hldgs., Inc.*	187,400	948,244
Informatica Corp.*	92,803	1,205,511
Microsemi Corp.*	27,142	691,578
MKS Instruments, Inc.*	62,578	1,245,928

Parametric Technology Corp.*	104,384	1,920,666
Perot Systems Corp. Cl A*	49,982	867,188
Semtech Corp.*	26,980	376,641
Tech Data Corp.*	70,171	2,094,604
Technitrol, Inc.	101,195	1,496,674
THQ, Inc.*	62,284	749,899
TIBCO Software, Inc.*	191,626	1,402,702
Websense, Inc.*	88,355	1,974,734
		20,210,837
TELECOMMUNICATIONS (2.6%)
Cincinnati Bell, Inc.*	225,791	697,694
Consolidated Communications Hldgs., Inc.	63,910	963,763
Iowa Telecomunications Svcs., Inc.	100,435	1,876,126
Syniverse Hldgs., Inc.*	84,274	1,399,791
		4,937,374
UTILITIES (5.9%)
Avista Corp.	116,686	2,533,253
Black Hills Corp.	32,549	1,011,297
Northwest Natural Gas Co.	26,681	1,387,412
PNM Resources, Inc.	83,292	852,910
Sierra Pacific Resources	92,957	890,528
Unisource Energy Corp.	74,739	2,181,631
Westar Energy, Inc.	96,599	2,225,641
		11,082,672

TOTAL COMMON STOCKS (Cost: $199,643,270) 92.6%		174,589,045

	Rating**	Rate(%)	Maturity	Face Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
CORPORATE DEBT (0.0%)
FINANCIAL (0.0%)
GSC Capital Corp.†(4)	NR	7.25	07/15/10	1,890,000	$—
TOTAL LONG-TERM DEBT SECURITIES (Cost: $1,890,000) 0.0%					—

SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (2.6%)
FHLB	AAA	1.99	10/01/08	4,862,000	4,862,000
COMMERCIAL PAPER (4.6%)
Toyota Motor Credit Corp.	A-1+	2.25	10/02/08	5,000,000	4,999,687
American Express Credit Corp.	A-1	2.25	10/01/08	3,600,000	3,600,000
					8,599,687

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $13,461,687) 7.2%					13,461,687

TOTAL INVESTMENTS (Cost: $214,994,957) 99.8%					188,050,732

OTHER NET ASSETS 0.2%					390,774

NET ASSETS 100.0%					$188,441,506

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (SMALL CAP GROWTH FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2008 (Unaudited)

	Shares	Value($)
COMMON STOCKS:
BASIC MATERIALS (1.6%)
Greif, Inc. Cl A	20,154	1,322,505
Silgan Hldgs., Inc.	21,472	1,097,004
Taseko Mines Ltd.*	301,011	571,921
		2,991,430
CONSUMER, CYCLICAL (9.6%)
Aeropostale, Inc.*	51,690	1,659,766
American Eagle Outfitters, Inc.	80,175	1,222,669
ArvinMeritor, Inc.	161,421	2,104,930
California Pizza Kitchen, Inc.*	117,435	1,511,388
DeVry, Inc.	20,322	1,006,752
Gymboree Corp.*	29,469	1,046,150
Leapfrog Enterprises, Inc.*	55,875	590,040
Netflix, Inc.*	63,109	1,948,806
P.F. Chang’s China Bistro, Inc.*	47,583	1,120,104
Sonic Corp.*	84,018	1,224,142
Tupperware Brands Corp.	48,152	1,330,440
WMS Industries, Inc.*	62,718	1,917,289
Wolverine World Wide, Inc.	64,928	1,717,995
		18,400,471
CONSUMER, NON-CYCLICAL (4.5%)
Chattem, Inc.*	20,625	1,612,463
Darling International, Inc.*	72,708	807,786
Great Atlantic & Pacific Tea Co., Inc.*	60,256	651,970
Ralcorp Hldgs., Inc.*	31,025	2,091,395
Sanderson Farms, Inc.	56,723	2,084,003
SunOpta, Inc.*	213,786	1,316,922
Vector Group Ltd.	10,500	185,430
		8,749,969
ENERGY (6.4%)
Berry Petroleum Co. Cl A	24,815	961,085
Concho Resources, Inc.*	70,146	1,936,731
Dril-Quip, Inc.*	28,241	1,225,377
GMX Resources, Inc.*	14,906	712,507
Parker Drilling Co.*	26,187	210,020
Penn Virginia Corp.	47,507	2,538,774
PetroQuest Energy, Inc.*	50,518	775,451
T-3 Energy Services, Inc.*	67,032	2,488,228
Willbros Group, Inc.*	59,462	1,575,743
		12,423,916
FINANCIAL (13.3%)
Glacier Bancorp, Inc.	66,968	1,658,797
iShares Russell 2000 Growth Index Fund	49,586	3,505,728
iShares Russell 2000 Index Fund	95,450	6,490,595
iShares Russell Microcap Index Fund	1,386	61,719
MSCI, Inc. Cl A*	29,439	706,536
NewAlliance Bancshares, Inc.	76,699	1,152,786
Realty Income Corp.	73,898	1,891,789
Senior Housing Pptys. Trust	79,830	1,902,349
SPDR KBW Regional Banking ETF	70,825	2,514,288
Stifel Financial Corp.*	49,631	2,476,587
Tower Group, Inc.	40,840	962,190
Westamerica Bancorporation	40,676	2,340,090
		25,663,454

HEALTHCARE (21.4%)
Abiomed, Inc.*	87,407	1,551,474
Alexion Pharmaceuticals, Inc.*	34,793	1,367,365
Allscripts Healthcare Solution*	70,194	873,213
Almost Family, Inc.*	42,235	1,670,394
Alnylam Pharmaceuticals, Inc.*	39,716	1,149,778
Alphatec Hldgs., Inc.*	216,229	994,653
American Medical Systems Hldgs., Inc.*	138,509	2,459,920
Animal Health Int’l., Inc.*	124,746	1,027,907
Auxilium Pharmaceuticals, Inc.*	17,813	577,141
BioMarin Pharmaceutical, Inc.*	44,034	1,166,461
Cepheid*	28,874	399,327
Conceptus, Inc.*	53,515	887,279
Enzon Pharmaceuticals, Inc.*	217,765	1,607,106
ev3, Inc.*	114,256	1,147,130
ICON PLC ADR*	59,666	2,282,225
Illumina, Inc.*	31,256	1,266,806
Immucor, Inc.*	55,443	1,771,958
Isis Pharmaceuticals, Inc.*	42,952	725,459
Landauer, Inc.	21,772	1,583,913
Magellan Health Svcs., Inc.*	65,696	2,697,478
Myriad Genetics, Inc.*	23,531	1,526,691
Omega Protein Corp.*	32,400	381,024
Onyx Pharmaceuticals, Inc.*	30,421	1,100,632
OSI Pharmaceuticals, Inc.*	22,786	1,123,122
Owens & Minor, Inc.	30,510	1,479,735
Pediatrix Medical Group, Inc.*	16,326	880,298
Pharmasset, Inc.*	25,850	515,708
Psychiatric Solutions, Inc.*	34,398	1,305,404
Rigel Pharmaceuticals, Inc.*	32,990	770,317
RTI Biologics, Inc.*	152,429	1,425,211
Seattle Genetics, Inc.*	99,158	1,060,991
Symmetry Medical, Inc.*	81,934	1,520,695
United Therapeutics Corp.*	9,938	1,045,179
		41,341,994
INDUSTRIAL (15.4%)
Actuant Corp. Cl A	38,573	973,583
Astec Industries, Inc.*	56,838	1,752,316
AZZ, Inc.*	46,645	1,929,704
Belden, Inc.	39,116	1,243,498
Comfort Systems USA, Inc.	99,578	1,330,362
Curtiss-Wright Corp.	32,236	1,465,126
DXP Enterprises, Inc.*	26,712	1,424,017
Genesee & Wyoming, Inc. Cl A*	71,000	2,663,920
Hub Group, Inc. Cl A*	35,426	1,333,789
Huron Consulting Group, Inc.*	43,589	2,483,701
Insteel Industries, Inc.	80,975	1,100,450
JetBlue Airways Corp*	260,983	1,291,866
Littelfuse, Inc.*	28,070	834,521
Old Dominion Freight Line, Inc.*	65,158	1,846,578
Polypore International, Inc.*	34,842	749,451
Powell Industries, Inc.*	21,979	896,963
RBC Bearings, Inc.*	29,573	996,314
Sauer-Danfoss, Inc.	38,418	948,540

Sun Hydraulics Corp.	67,255	1,751,320
Watson Wyatt Worldwide, Inc. Cl A	25,602	1,273,187
Woodward Governor Co.	38,710	1,365,302
		29,654,508
TECHNOLOGY (17.4%)
Actuate Corp.*	187,191	655,169
Ansys, Inc.*	39,992	1,514,497
Arris Group, Inc.*	123,934	958,010
Data Domain, Inc.*	77,443	1,724,656
DemandTec, Inc.*	89,195	803,647
FormFactor, Inc.*	36,378	633,705
Harmonic, Inc.*	198,099	1,673,937
Informatica Corp.*	103,946	1,350,259
L-1 Identity Solutions, Inc.*	102,469	1,565,726
Microsemi Corp.*	101,164	2,577,659
MKS Instruments, Inc.*	56,583	1,126,568
Monolithic Power Systems, Inc.*	39,548	686,949
Netlogic Microsystems, Inc.*	11,066	334,636
Omniture, Inc.*	65,829	1,208,620
Parametric Technology Corp.*	75,114	1,382,098
PMC-Sierra, Inc.*	54,580	404,984
RightNow Technologies, Inc.*	100,370	1,261,651
Sapient Corp.*	133,157	989,357
Semtech Corp.*	83,772	1,169,457
Sybase, Inc.*	28,400	869,608
THQ, Inc.*	55,898	673,012
TNS, Inc.*	50,210	972,568
ValueClick, Inc.*	96,620	988,423
VeriFone Hldgs., Inc.*	42,025	695,094
ViaSat, Inc.*	74,184	1,749,259
VistaPrint Ltd.*	37,874	1,243,782
Websense, Inc.*	118,554	2,649,682
Wright Express Corp.*	58,573	1,748,404
		33,611,417
TELECOMMUNICATIONS (1.7%)
Consolidated Communications Hldgs., Inc.	103,457	1,560,132
Syniverse Hldgs., Inc.*	108,470	1,801,687
		3,361,819
UTILITIES (1.7%)
ALLETE, Inc.	31,746	1,412,697
Avista Corp.	85,610	1,858,593
		3,271,290

TOTAL COMMON STOCKS (Cost: $183,973,065) 93.0%		179,470,268

	Rating**	Rate(%)	Maturity	Face Amount($)	Value($)
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (5.3%)
FHLB	AAA	0.10	10/01/08	10,300,000	10,300,000
COMMERCIAL PAPER (1.3%)
Toyota Motor Credit Corp.	A-1+	2.70	10/08/08	2,500,000	2,498,687

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $12,798,687) 6.6%					12,798,687

TOTAL INVESTMENTS (Cost: $196,771,752) 99.6%					192,268,955

OTHER NET ASSETS 0.4%					671,222

NET ASSETS 100.0%					$192,940,177

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (MID CAP VALUE FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2008 (Unaudited)

	Shares	Value($)
COMMON STOCKS:
BASIC MATERIALS (6.6%)
Agnico-Eagle Mines Ltd.	6,354	349,915
Cytec Industries, Inc.	7,294	283,810
Eastman Chemical Co.	6,349	349,576
Huntsman Corp.	15,016	189,202
Louisiana-Pacific Corp.	15,286	142,160
Lubrizol Corp.	7,584	327,174
Sonoco Products Co.	18,727	555,817
Steel Dynamics, Inc.	11,977	204,687
		2,402,341
CONSUMER, CYCLICAL (13.8%)
Ascent Media Corp. Cl A*	566	13,821
Belo Corp. Cl A	19,945	118,872
Black & Decker Corp.	4,312	261,954
Crown Hldgs., Inc.*	44,978	998,956
Discovery Communications, Inc. Cl A*	11,324	161,367
Ford Motor Co.*	14,002	72,810
Fortune Brands, Inc.	4,584	262,938
Johnson Controls, Inc.	23,238	704,809
Mohawk Industries, Inc.*	4,253	286,610
Newell Rubbermaid, Inc.	9,640	166,386
Office Depot, Inc.*	9,196	53,521
Penney (J.C.) Co., Inc.	3,429	114,323
PetSmart, Inc.	8,445	208,676
Polo Ralph Lauren Corp.	11,035	735,372
Rent-A-Center, Inc.*	10,440	232,603
V.F. Corp.	8,607	665,407
		5,058,425
CONSUMER, NON-CYCLICAL (5.6%)
Avon Products, Inc.	7,280	302,630
Coca-Cola Enterprises, Inc.	15,698	263,255
Kroger Co.	25,175	691,809
Ralcorp Hldgs., Inc.*	3,290	221,779
Vector Group Ltd.	33,102	584,587
		2,064,060
ENERGY (3.6%)
CNX Gas Corp.*	9,715	217,519
Denbury Resources, Inc.*	11,784	224,367
Range Resources Corp.	12,441	533,346
Spectra Energy Corp.	15,164	360,903
		1,336,135
FINANCIAL (26.3%)
American Financial Group, Inc.	19,512	575,604
Ameriprise Financial, Inc.	13,461	514,210
Annaly Capital Mgmt., Inc.	14,925	200,741
Aon Corp.	11,359	510,701
Apartment Investment & Co. Cl A	11,031	386,306
Associated Banc-Corp.	22,684	452,546
Assurant, Inc.	6,623	364,265
BOK Financial Corp.	10,262	496,783
CIT Group, Inc.	21,960	152,842
Comerica, Inc.	9,259	303,603
Developers Diversified Realty Corp.	9,629	305,143
Discover Financial Svcs.	11,580	160,036
Equity Residential	14,693	652,516
Fulton Financial Corp.	34,491	376,297

General Growth Pptys., Inc.	3,490	52,699
Genworth Financial, Inc. Cl A	14,913	128,401
Host Hotels & Resorts, Inc.	19,447	258,451
M&T Bank Corp.	2,086	186,176
People’s United Financial, Inc.	35,038	674,482
Philadelphia Cons Hldg. Corp.*	6,277	367,644
Principal Financial Grp., Inc.	9,739	423,549
ProLogis	7,867	324,671
Protective Life Corp.	5,464	155,779
SPDR KBW Regional Banking ETF	8,550	303,525
StanCorp Financial Group, Inc.	11,165	580,580
Vornado Realty Trust	8,217	747,336
		9,654,886
HEALTHCARE (4.8%)
AmerisourceBergen Corp.	7,632	287,345
CIGNA Corp.	9,931	337,455
Hospira, Inc.*	8,067	308,159
Laboratory Corp. of America Hldgs.*	3,984	276,888
Medicis Pharmaceutical Corp. Cl A	5,700	84,987
Varian Medical Systems, Inc.*	5,620	321,071
Vertex Pharmaceuticals, Inc.*	3,917	130,201
		1,746,106
INDUSTRIAL (7.4%)
Alliant TechSystems, Inc.*	5,636	529,446
CSX Corp.	9,446	515,468
Donnelley (R.R.) & Sons Co.	18,465	452,946
ITT Corp.	4,290	238,567
Lincoln Electric Hldgs., Inc.	6,338	407,597
Precision Castparts Corp.	5,070	399,415
Southwest Airlines Co.	13,675	198,424
		2,741,863
TECHNOLOGY (7.0%)
Amdocs Ltd.*	6,618	181,201
Arrow Electronics, Inc.*	10,907	285,982
CommScope, Inc.*	3,860	133,710
Computer Sciences Corp.*	4,408	177,158
McAfee, Inc.*	8,660	294,094
Mettler-Toledo Int’l., Inc.*	4,329	424,242
Micron Technology, Inc.*	31,512	127,624
NCR Corp.*	6,755	148,948
Sybase, Inc.*	8,385	256,749
Teradata Corp.*	6,755	131,723
Xerox Corp.	34,183	394,130
		2,555,561
TELECOMMUNICATIONS (1.8%)
Embarq Corp.	9,574	388,226
NII Hldgs., Inc.*	4,070	154,334
Qwest Communications Int’l., Inc.	31,826	102,798
		645,358
UTILITIES (11.7%)
American Electric Power Co., Inc.	14,061	520,679
Edison International	15,999	638,360
Energen Corp.	11,991	542,952
Entergy Corp.	5,436	483,858
Pepco Hldgs., Inc.	22,352	512,084
PG&E Corp.	12,325	461,571
PPL Corp.	11,091	410,589
Sempra Energy	14,089	711,072
		4,281,165

TOTAL COMMON STOCKS (Cost: $36,914,439) 88.6%		32,485,900

	Rating**	Rate(%)	Maturity	Face Amount($)	Value($)
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (10.9%)
FHLB	AAA	0.10	10/01/08	2,000,000	2,000,000
FHLB	AAA	1.99	10/01/08	2,000,000	2,000,000
					4,000,000
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $4,000,000) 10.9%					4,000,000

TOTAL INVESTMENTS (Cost: $40,914,439) 99.5%					36,485,900

OTHER NET ASSETS 0.5%					189,104

NET ASSETS 100.0%					$36,675,004

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-CAP EQUITY INDEX FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2008 (Unaudited)

	Shares	Value($)
INDEXED ASSETS :
COMMON STOCKS :
BASIC MATERIALS (6.8%)
Airgas, Inc.	25,454	1,263,791
Albemarle Corp.	28,215	870,151
AptarGroup, Inc.	20,945	819,159
Cabot Corp.	19,835	630,356
Carpenter Technology Corp.	13,698	351,354
Chemtura Corp.	74,804	341,106
Cleveland-Cliffs, Inc.*	32,938	1,743,738
Commercial Metals Co.	35,345	596,977
Cytec Industries, Inc.	14,683	571,316
Ferro Corp.	13,494	271,229
FMC Corp.	23,086	1,186,390
Greif, Inc. Cl A	10,515	689,994
Louisiana-Pacific Corp.	28,055	260,912
Lubrizol Corp.	20,896	901,453
Martin Marietta Materials, Inc	12,770	1,429,985
Minerals Technologies, Inc.	5,836	346,425
Olin Corp.	23,271	451,457
Packaging Corp. of America	31,978	741,250
Potlatch Corp.	12,193	565,633
Rayonier, Inc.	24,267	1,149,042
Reliance Steel & Aluminum Co.	19,664	746,642
RPM International, Inc.	40,184	777,159
Scotts Miracle-Gro Co. Cl A	13,363	315,901
Sensient Technologies Corp.	14,907	419,334
Sonoco Products Co.	30,721	911,799
Steel Dynamics, Inc.	55,074	941,215
Temple-Inland, Inc.	32,785	500,299
Terra Industries, Inc.	28,345	833,343
Valspar Corp.	30,799	686,510
Worthington Industries, Inc.	18,477	276,046
		21,589,966
CONSUMER, CYCLICAL (12.4%)
99 Cents Only Stores*	14,488	158,933
Advance Auto Parts, Inc.	29,525	1,170,962
Aeropostale, Inc.*	20,641	662,783
American Eagle Outfitters, Inc.	63,547	969,092
American Greetings Corp. Cl A	15,074	230,481
AnnTaylor Stores Corp.*	17,609	363,450
ArvinMeritor, Inc.	22,766	296,869
Barnes & Noble, Inc.	11,353	296,086
Belo Corp. Cl A	27,128	161,683
Blyth, Inc.	7,464	84,642
Bob Evans Farms, Inc.	9,548	260,565
Borders Group, Inc.	18,685	122,574
BorgWarner, Inc.	35,874	1,175,591
Boyd Gaming Corp.	17,612	164,848
Brinker International, Inc.	31,292	559,814

Callaway Golf Co.	20,001	281,414
Career Education Corp.*	22,685	370,900
CarMax, Inc.*	68,017	952,238
Charming Shoppes, Inc.*	35,081	171,546
Cheesecake Factory, Inc.*	19,980	292,108
Chico’s FAS, Inc.*	54,479	298,000
Chipotle Mexican Grill, Inc. Cl A*	10,178	564,777
Coldwater Creek, Inc.*	14,591	84,482
Collective Brands, Inc.*	19,698	360,670
Corinthian Colleges, Inc.*	26,357	395,355
DeVry, Inc.	18,955	939,031
Dick’s Sporting Goods, Inc.*	26,194	512,879
Dollar Tree, Inc.*	27,909	1,014,771
DreamWorks Animation SKG Cl A*	24,832	780,966
Entercom Communications Corp. Cl A	8,412	42,228
FactSet Research Systems, Inc.	13,184	688,864
Foot Locker, Inc.	47,832	772,965
Furniture Brands Int’l., Inc.	12,800	134,656
Gentex Corp.	43,809	626,469
Guess?, Inc.	18,589	646,711
Hanesbrands, Inc.*	28,941	629,467
Harte-Hanks, Inc.	11,711	121,443
Hovnanian Enterprises, Inc. Cl A*	15,633	124,908
International Speedway Corp. Cl A	8,732	339,762
ITT Educational Svcs., Inc.*	9,708	785,474
J. Crew Group, Inc.*	15,993	456,920
Lamar Advertising Co. Cl A*	23,402	722,888
Lear Corp.*	23,864	250,572
Life Time Fitness, Inc.*	10,757	336,371
Marvel Entertainment, Inc.*	15,138	516,811
Matthews International Corp. Cl A	9,538	483,958
MDC Hldgs., Inc.	11,300	413,467
Media General, Inc. Cl A	7,062	87,781
Modine Manufacturing Co.	9,961	144,235
Mohawk Industries, Inc.*	17,314	1,166,790
Netflix, Inc.*	13,338	411,877
NVR, Inc.*	1,675	958,100
O’Reilly Automotive, Inc.*	41,349	1,106,913
Pacific Sunwear of California, Inc.*	20,280	136,484
PetSmart, Inc.	39,084	965,766
Phillips-Van Heusen Corp.	15,866	601,480
Regis Corp.	13,296	365,640
Rent-A-Center, Inc.*	20,581	458,545
Ross Stores, Inc.	40,596	1,494,339
Ryland Group, Inc.	13,152	348,791
Saks, Inc.*	43,797	405,122
Scholastic Corp.	8,184	210,165
Scientific Games Corp. Cl A*	20,055	461,666
Service Corp. International	79,371	663,542
Sotheby’s	20,772	416,686
Strayer Education, Inc.	4,405	882,145

The Warnaco Group, Inc.*	14,209	643,526
Thor Industries, Inc.	10,951	271,804
Timberland Co. Cl A*	14,551	252,751
Toll Brothers, Inc.*	40,211	1,014,524
Tupperware Brands Corp.	19,176	529,833
Under Armour, Inc. Cl A*	11,243	357,078
Urban Outfitters, Inc.*	35,113	1,119,051
Valassis Communications, Inc.*	14,831	128,436
Wendy’s International, Inc.	39,975	767,920
Wiley (John) & Sons, Inc. Cl A	13,331	539,239
Williams-Sonoma, Inc.	26,716	432,265
		39,133,938
CONSUMER, NON-CYCLICAL (3.7%)
Alberto-Culver Co.	26,126	711,672
BJ’s Wholesale Club, Inc.*	18,320	711,915
Church & Dwight Co., Inc.	20,565	1,276,881
Corn Products Int’l., Inc.	22,982	741,859
Energizer Hldgs., Inc.*	17,948	1,445,711
Hansen Natural Corp.*	22,800	689,700
Hormel Foods Corp.	21,638	785,027
J.M. Smucker Co.	16,919	857,624
Lancaster Colony Corp.	6,190	233,115
Lender Processing Svcs., Inc.	25,751	785,921
NBTY, Inc.*	16,766	494,932
PepsiAmericas, Inc.	17,680	366,330
Ralcorp Hldgs., Inc.*	17,349	1,169,496
Ruddick Corp.	12,070	391,672
Smithfield Foods, Inc.*	36,092	573,141
Tootsie Roll Industries, Inc.	7,988	230,933
Universal Corp.	7,843	385,013
		11,850,942
ENERGY (6.7%)
Arch Coal, Inc.	44,559	1,465,546
Bill Barrett Corp.*	11,405	366,215
Cimarex Energy Co.	25,641	1,254,101
Denbury Resources, Inc.*	76,207	1,450,981
Encore Aquisition Co.*	16,458	687,615
Exterran Hldgs., Inc.*	20,299	648,756
FMC Technologies, Inc.*	39,326	1,830,620
Forest Oil Corp.*	27,708	1,374,317
Frontier Oil Corp.	32,060	590,545
Helix Energy Solutions Group*	28,351	688,362
Helmerich & Payne, Inc.	32,473	1,402,509
Newfield Exploration Co.*	40,801	1,305,224
Oceaneering Int’l., Inc.*	19,574	1,043,686
Overseas Shipholding Group, Inc.	8,340	486,305
Patriot Coal Corp.*	19,568	568,450
Patterson-UTI Energy,Inc.	48,345	967,867
Plains Exploration & Production Co.*	33,210	1,167,664
Pride International, Inc.*	53,414	1,581,589
Quicksilver Resources, Inc.*	34,951	686,088
Superior Energy Services, Inc.*	24,932	776,382
Tidewater, Inc.	15,907	880,612
		21,223,434

FINANCIAL (16.8%)
Affiliated Managers Group, Inc.*	12,605	1,044,324
Alexandria Real Estate Equities, Inc.	9,912	1,115,100
AMB Property Corp	30,251	1,370,370
American Financial Group, Inc.	23,110	681,745
AmeriCredit Corp.*	35,899	363,657
Apollo Investment Corp.	43,895	748,410
Associated Banc-Corp.	39,364	785,312
Astoria Financial Corp.	24,844	515,016
BancorpSouth, Inc.	22,762	640,295
Bank of Hawaii Corp.	14,743	788,013
Berkley (W.R.) Corp.	43,230	1,018,067
BRE Properties, Inc.	15,755	771,995
Brown & Brown, Inc.	35,612	769,931
Camden Property Trust	16,407	752,425
Cathay General Bancorp	15,269	363,402
City National Corp.	12,402	673,429
Colonial BancGroup, Inc.	62,383	490,330
Commerce Bancshares, Inc.	19,348	897,747
Cousins Properties, Inc.	13,468	339,798
Cullen/Frost Bankers, Inc.	18,238	1,094,280
Duke Realty Corp.	45,336	1,114,359
Eaton Vance Corp.	35,814	1,261,727
Equity One, Inc.	9,826	201,335
Essex Property Trust, Inc.	7,891	933,742
Everest Re Group Ltd.	19,040	1,647,531
Federal Realty Investment Trust	18,183	1,556,465
Fidelity Nat’l. Financial, Inc. Cl A	65,265	959,396
First American Corp.	28,586	843,287
First Niagara Financial Group, Inc.	36,189	569,977
FirstMerit Corp.	24,955	524,055
Gallagher (Arthur J.) & Co.	28,796	738,905
Hanover Insurance Group, Inc.	15,732	716,121
HCC Insurance Hldgs., Inc.	35,401	955,827
Health Care REIT, Inc.	31,453	1,674,243
Highwoods Properties, Inc.	19,485	692,887
Horace Mann Educators Corp.	12,056	155,161
Hospitality Properties Trust	28,997	595,018
Jefferies Group, Inc.	37,062	830,189
Jones Lang LaSalle, Inc.	12,464	541,935
Liberty Property Trust	28,803	1,084,433
Mack-Cali Realty Corp.	20,295	687,392
Mercury General Corp.	10,983	601,319
Nationwide Health Pptys., Inc.	29,871	1,074,759
New York Community Bancorp, Inc.	106,080	1,781,083
Old Republic Int’l. Corp.	71,209	907,915
PacWest Bancorp	7,555	215,997
Philadelphia Cons Hldg. Corp.*	17,878	1,047,114

PMI Group, Inc.	21,414	63,171
Protective Life Corp.	21,569	614,932
Raymond James Financial, Inc.	29,628	977,131
Realty Income Corp.	31,278	800,717
Regency Centers Corp.	21,596	1,440,237
SEI Investments Co.	41,383	918,703
StanCorp Financial Group, Inc.	15,089	784,628
SVB Financial Group*	10,029	580,880
Synovus Financial Corp.	86,613	896,445
TCF Financial Corp.	35,596	640,728
The Macerich Co.	23,038	1,466,369
UDR, Inc.	39,516	1,033,343
Unitrin, Inc.	15,304	381,682
Waddell & Reed Financial, Inc. Cl A	26,455	654,761
Washington Federal, Inc.	27,118	500,327
Webster Financial Corp.	16,219	409,530
Weingarten Realty Investors	23,069	822,871
Westamerica Bancorporation	8,939	514,261
Wilmington Trust Corp.	20,782	599,145
		53,235,679
HEALTHCARE (10.6%)
Advanced Medical Optics, Inc.*	16,070	285,725
Affymetrix, Inc.*	21,682	167,819
Apria Healthcare Group, Inc.*	13,539	246,951
Beckman Coulter, Inc.	19,200	1,363,008
Cephalon, Inc.*	20,982	1,625,895
Charles River Laboratories Int’l., Inc.*	20,938	1,162,687
Community Health Systems, Inc.*	29,594	867,400
Covance, Inc.*	19,453	1,719,840
Dentsply International, Inc.	45,883	1,722,448
Edwards Lifesciences Corp.*	17,354	1,002,367
Endo Pharmaceuticals Hldgs., Inc.*	37,126	742,520
Gen-Probe, Inc.*	16,733	887,686
Health Management Associates, Inc. Cl A*	75,421	313,751
Health Net, Inc.*	33,126	781,774
Hill-Rom Hldgs., Inc.	19,288	584,619
Hologic, Inc.*	79,093	1,528,868
IDEXX Laboratories, Inc.*	18,345	1,005,306
Invitrogen Corp.*	28,491	1,076,960
Kindred Healthcare, Inc.*	9,229	254,444
Kinetic Concepts, Inc.*	17,464	499,296
LifePoint Hospitals, Inc.*	16,433	528,157
Lincare Hldgs., Inc.*	22,658	681,779
Medicis Pharmaceutical Corp. Cl A	17,505	261,000
Omnicare, Inc.	32,098	923,459
PDL BioPharma, Inc.	36,859	343,157
Perrigo Co.	23,964	921,655
Pharmaceutical Product Development, Inc.	36,761	1,520,067
Psychiatric Solutions, Inc.*	17,179	651,943
ResMed, Inc.*	23,322	1,002,846
Schein (Henry), Inc.*	27,584	1,485,123

Sepracor, Inc.*	33,595	615,124
STERIS Corp.	18,233	685,196
Techne Corp.*	11,932	860,536
United Therapeutics Corp.*	7,041	740,502
Universal Health Svcs., Inc. Cl B	15,702	879,783
Valeant Pharmaceuticals Int’l.*	27,181	556,395
Varian, Inc.*	9,066	388,931
VCA Antech, Inc.*	26,047	767,605
Vertex Pharmaceuticals, Inc.*	45,997	1,528,940
WellCare Health Plans, Inc.*	12,872	463,392
		33,644,954
INDUSTRIAL (14.5%)
AGCO Corp.*	28,314	1,206,460
AirTran Hldgs., Inc.*	36,137	87,813
Alaska Air Group, Inc.*	11,117	226,676
Alexander & Baldwin, Inc.	12,762	561,911
Alliant TechSystems, Inc.*	10,171	955,464
Ametek, Inc.	32,938	1,342,882
Avis Budget Group, Inc.*	31,278	179,536
BE Aerospace, Inc.*	30,595	484,319
Carlisle Cos., Inc.	18,832	564,395
Con-way, Inc.	14,097	621,819
Copart, Inc.*	20,186	767,068
Corporate Executive Board Co.	10,500	328,125
Corrections Corp. of America*	38,693	961,521
Crane Co.	14,951	444,194
Deluxe Corp.	15,902	228,830
Donaldson Co., Inc.	24,262	1,016,820
DRS Technologies, Inc.	12,795	982,016
Dun & Bradstreet Corp.	16,841	1,589,117
Dycom Industries, Inc.*	12,146	158,141
Federal Signal Corp.	14,661	200,856
Flowserve Corp.	17,710	1,572,117
GATX Corp.	15,031	594,777
Graco, Inc.	18,536	660,067
Granite Construction, Inc.	10,161	363,967
Harsco Corp.	26,021	967,721
HNI Corp.	13,645	345,764
Hubbell, Inc. Cl B	17,344	607,907
Hunt (J.B.) Transport Svcs., Inc.	25,201	840,957
IDEX Corp.	25,481	790,421
JetBlue Airways Corp*	56,440	279,378
Joy Global, Inc.	33,266	1,501,627
Kansas City Southern*	28,058	1,244,653
KBR, Inc.	52,413	800,347
Kelly Svcs., Inc. Cl A	8,475	161,449
Kennametal, Inc.	23,638	641,063
Korn/Ferry International*	14,702	261,990
Lincoln Electric Hldgs., Inc.	13,224	850,435
Manpower, Inc.	24,506	1,057,679
Miller (Herman), Inc.	17,198	420,835

Mine Safety Appliances Co.	9,166	349,408
MPS Group, Inc.*	28,705	289,346
MSC Industrial Direct Co., Inc. Cl A	13,976	643,874
Navigant Consulting, Inc.*	14,321	284,845
Nordson Corp.	10,526	516,932
Oshkosh Corp.	23,004	302,733
Pentair, Inc.	30,531	1,055,457
Quanta Services, Inc.*	54,143	1,462,402
Republic Services, Inc.	47,746	1,431,425
Rollins, Inc.	12,764	242,261
Roper Industries, Inc.	27,657	1,575,343
SAIC, Inc.*	59,405	1,201,763
Shaw Group, Inc.*	25,762	791,666
SPX Corp.	16,723	1,287,671
Stericycle, Inc.*	26,360	1,552,868
Teleflex, Inc.	12,244	777,372
The Brink’s Co.	13,013	794,053
Thomas & Betts Corp.*	17,773	694,391
Timken Co.	26,211	743,082
Trinity Industries, Inc.	25,207	648,576
United Rentals, Inc.*	18,302	278,922
URS Corp.*	26,061	955,657
Wabtec Corp.	14,949	765,837
Werner Enterprises, Inc.	13,140	285,269
YRC Worldwide, Inc.*	17,680	211,453
		46,013,723
TECHNOLOGY (11.5%)
3Com Corp.*	125,089	291,457
ACI Worldwide, Inc.*	10,626	186,168
Acxiom Corp.	20,858	261,559
ADC Telecommunications, Inc.*	36,340	307,073
Adtran, Inc.	17,226	335,735
Advent Software, Inc.*	5,132	180,800
Alliance Data Systems Corp.*	20,765	1,316,086
Ansys, Inc.*	27,442	1,039,229
Arrow Electronics, Inc.*	36,926	968,200
Atmel Corp.*	137,718	466,864
Avnet, Inc.*	46,422	1,143,374
Avocent Corp.*	13,826	282,880
Broadridge Financial Solutions, Inc.	43,357	667,264
Cadence Design Systems, Inc.*	80,326	543,004
Cerner Corp.*	20,947	935,074
CommScope, Inc.*	21,674	750,787
Cree, Inc.*	27,191	619,411
Diebold, Inc.	20,307	672,365
Digital River, Inc.*	11,422	370,073
DST Systems, Inc.*	13,200	739,068
F5 Networks, Inc.*	24,843	580,829
Fair Isaac Corp.	14,956	344,736
Fairchild Semiconductor Int’l., Inc.*	38,581	342,985
FLIR Systems, Inc.*	42,964	1,650,677

Foundry Networks, Inc.*	45,441	827,481
Gartner, Inc.*	18,261	414,159
Global Payments, Inc.	24,626	1,104,722
Henry (Jack) & Associates, Inc.	26,565	540,066
Imation Corp.	9,294	209,951
Ingram Micro, Inc. Cl A*	51,197	822,736
Integrated Device Technology, Inc.*	52,437	407,960
International Rectifier Corp.*	22,477	427,513
Intersil Corp. Cl A	38,178	632,991
Lam Research Corp.*	38,713	1,219,072
Macrovision Solutions Corp.*	25,736	395,820
McAfee, Inc.*	46,694	1,585,728
Mentor Graphics Corp.*	28,506	323,543
Metavante Technologies, Inc.*	27,689	533,290
National Instruments Corp.	17,475	525,124
NCR Corp.*	50,494	1,113,393
NeuStar, Inc. Cl A*	24,308	483,486
Palm, Inc.	33,518	200,102
Parametric Technology Corp.*	35,605	655,132
Plantronics, Inc.	15,100	340,052
Polycom, Inc.*	26,261	607,417
Priceline.com, Inc.*	12,003	821,365
RF Micro Devices, Inc.*	80,762	235,825
Semtech Corp.*	19,059	266,064
Silicon Laboratories, Inc.*	14,757	453,040
SRA International, Inc. Cl A*	13,130	297,132
Sybase, Inc.*	24,839	760,570
Synopsys, Inc.*	44,473	887,236
Tech Data Corp.*	15,584	465,182
Trimble Navigation Ltd.*	37,317	965,018
ValueClick, Inc.*	26,729	273,438
Vishay Intertechnology, Inc.*	57,538	380,902
Western Digital Corp.*	68,360	1,457,435
Wind River Systems, Inc.*	21,416	214,160
Zebra Technologies Corp. Cl A*	20,127	560,537
		36,403,340
TELECOMMUNICATIONS (0.4%)
Cincinnati Bell, Inc.*	72,695	224,628
Telephone & Data Systems, Inc.	32,855	1,174,566
		1,399,194
UTILITIES (7.0%)
AGL Resources, Inc.	23,664	742,576
Alliant Energy Corp.	34,090	1,098,039
Aqua America, Inc.	41,624	740,075
Black Hills Corp.	11,853	368,273
DPL, Inc.	35,065	869,612
Energen Corp.	22,129	1,002,001
Equitable Resources, Inc.	40,387	1,481,395
Great Plains Energy, Inc.	36,655	814,474
Hawaiian Electric Industries, Inc.	26,150	761,227
IDACORP, Inc.	13,982	406,736

MDU Resources Group	56,549	1,639,921
National Fuel Gas Co.	25,147	1,060,700
Northeast Utilities	48,012	1,231,508
NSTAR	32,965	1,104,328
OGE Energy Corp.	28,487	879,679
Oneok, Inc.	32,232	1,108,781
PNM Resources, Inc.	26,667	273,070
Puget Energy, Inc.	40,024	1,068,641
SCANA Corp.	36,105	1,405,568
Sierra Pacific Resources	72,250	692,155
Vectren Corp.	24,993	696,055
Westar Energy, Inc.	33,381	769,098
WGL Hldgs., Inc.	15,405	499,892
Wisconsin Energy Corp.	36,086	1,620,261
		22,334,065
TOTAL INDEXED ASSETS-COMMON STOCKS (Cost: $298,630,004) 90.4%		286,829,235

	Rating**	Rate(%)	Maturity	Face Amount($)	Value($)
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.5%)
U.S. Treasury Bill (1)	AAA	1.64	11/06/08	1,600,000	1,597,418

U.S. GOVERNMENT AGENCIES (5.6%)
FHLB	AAA	1.90	10/01/08	10,600,000	10,600,000
FHLB	AAA	1.99	10/01/08	7,000,000	7,000,000
					17,600,000
COMMERCIAL PAPER (2.6%)
Toyota Motor Credit Corp.	A-1+	2.70	10/08/08	3,300,000	3,298,267
American Express Credit Corp.	A-1	2.25	10/01/08	5,000,000	5,000,000
					8,298,267
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $27,495,685) 8.7%					27,495,685

TEMPORARY CASH INVESTMENTS (2) (Cost: $21,500) 0.0% (3)					21,500

TOTAL INVESTMENTS (Cost: $326,147,189) 99.1%					314,346,420

OTHER NET ASSETS 0.9%					2,788,189

NET ASSETS 100.0%					$317,134,609

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION  (INTERNATIONAL FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2008 (Unaudited)

	Shares	Value($)
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (98.4%)
iShares MSCI EAFE Growth Index Fund	14,710	832,571
iShares MSCI EAFE Index Fund	16,425	924,728
iShares MSCI EAFE Value Index Fund	16,060	810,066
Vanguard Europe Pacific ETF	132,080	4,645,254
Vanguard European ETF	25,010	1,334,784
Vanguard Pacific ETF	12,717	657,850

TOTAL INVESTMENTS (Cost: $11,577,420) 98.4%		9,205,253

OTHER NET ASSETS1.6%		149,791

NET ASSETS100.0%		$9,355,044

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (COMPOSITE FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2008 (Unaudited)

	Shares	Value($)
COMMON STOCKS:
BASIC MATERIALS (1.5%)
Ball Corp.	12,278	484,858
Dow Chemical Co.	25,154	799,394
Freeport-McMoRan Copper & Gold, Inc.	8,598	488,796
Monsanto Co.	9,851	975,052
		2,748,100
CONSUMER, CYCLICAL (4.8%)
Apollo Group, Inc. Cl A*	8,255	489,522
Comcast Corp. Cl A	56,436	1,107,839
Covidien Ltd.	19,035	1,023,131
Home Depot, Inc.	11,153	288,751
Johnson Controls, Inc.	32,836	995,916
McDonald’s Corp.	26,063	1,608,087
Omnicom Group, Inc.	15,893	612,834
Staples, Inc.	40,009	900,203
Target Corp.	9,087	445,717
Time Warner, Inc.	45,014	590,134
V.F. Corp.	7,997	618,248
		8,680,382
CONSUMER, NON-CYCLICAL (6.7%)
Avon Products, Inc.	20,963	871,432
Clorox Co.	9,100	570,479
Colgate-Palmolive Co.	9,265	698,118
CVS Caremark Corp.	32,113	1,080,924
General Mills, Inc.	10,602	728,569
Heinz (H.J.) Co.	21,046	1,051,669
Kimberly-Clark Corp.	7,924	513,792
PepsiCo, Inc.	22,858	1,629,090
Proctor & Gamble Co.	39,700	2,766,693
Wal-Mart Stores, Inc.	37,293	2,233,478
		12,144,244
ENERGY (7.0%)
Anadarko Petroleum Corp.	7,908	383,617
Apache Corp.	5,354	558,315
ConocoPhillips	15,225	1,115,231
Devon Energy Corp.	7,541	687,739
EOG Resources, Inc.	4,458	398,813
Exxon Mobil Corp.	53,463	4,151,934
Halliburton Co.	32,298	1,046,132
Nabors Industries Ltd.*	12,282	306,067
Occidental Petroleum Corp.	15,880	1,118,746
Range Resources Corp.	9,106	390,374
Schlumberger Ltd.	11,613	906,859
Transocean, Inc.*	5,656	621,255
Weatherford Int’l. Ltd.*	14,245	358,119
Williams Cos., Inc.	19,781	467,821
		12,511,022
FINANCIAL (9.0%)
Aflac, Inc.	8,913	523,639
Bank of America Corp.	44,520	1,558,200
Bank of New York Mellon Corp.	27,672	901,554
Capital One Financial Corp.	17,919	913,869
Chubb Corp.	11,127	610,872

Citigroup, Inc.	46,938	962,698
CME Group, Inc.	1,853	688,408
Federated Investors,Inc. Cl B	15,428	445,098
Goldman Sachs Group, Inc.	6,489	830,592
Hartford Financial Svcs. Group, Inc.	15,640	641,084
JPMorgan Chase & Co.	31,546	1,473,198
MetLife, Inc.	24,562	1,375,472
ProLogis	13,488	556,650
T. Rowe Price Group, Inc.	16,857	905,389
U.S. Bancorp	28,535	1,027,831
Wells Fargo & Co.	72,053	2,704,149
		16,118,703
HEALTHCARE (7.4%)
Abbott Laboratories	40,112	2,309,649
Aetna, Inc.	9,460	341,601
AmerisourceBergen Corp.	14,645	551,384
Celgene Corp.*	15,604	987,421
Gilead Sciences, Inc.*	36,367	1,657,608
Hospira, Inc.*	14,001	534,838
Johnson & Johnson	45,025	3,119,332
Laboratory Corp. of America Hldgs.*	8,047	559,267
McKesson Corp.	11,880	639,263
Medtronic, Inc.	19,818	992,882
Merck & Co., Inc.	30,354	957,972
Schering-Plough Corp.	31,348	578,998
		13,230,215
INDUSTRIAL (6.8%)
Burlington Northern Santa Fe Corp.	6,616	611,517
Expeditors Int’l. of Washington, Inc.	12,746	444,071
General Electric Co.	126,270	3,219,885
Illinois Tool Works, Inc.	12,842	570,827
ITT Corp.	14,217	790,607
Lockheed Martin Corp.	11,087	1,215,911
Northrop Grumman Corp.	15,778	955,200
Southwest Airlines Co.	48,953	710,308
Tyco International Ltd.	23,385	818,943
Union Pacific Corp.	9,176	652,964
United Parcel Service, Inc. Cl B	19,077	1,199,753
United Technologies Corp.	16,048	963,843
		12,153,829
TECHNOLOGY (9.1%)
Apple, Inc.*	12,846	1,460,076
Applied Materials, Inc.	38,802	587,074
Automatic Data Processing, Inc.	14,371	614,360
Cisco Systems, Inc.*	64,707	1,459,790
EMC Corp.*	26,830	320,887
Google, Inc.*	3,569	1,218,564
Hewlett-Packard Co.	34,341	1,587,928
Int’l. Business Machines Corp.	15,760	1,843,290
Intel Corp.	44,048	825,019
MEMC Electronic Materials, Inc.*	6,161	174,110
Microsoft Corp.	81,794	2,183,082
Nvidia Corp.*	29,884	320,058
Oracle Corp.*	35,828	727,667
QUALCOMM, Inc.	25,236	1,084,391
Symantec Corp.*	51,612	1,010,563
Western Union Co.	20,702	510,718
Yahoo!, Inc.*	27,678	478,829
		16,406,406

TELECOMMUNICATIONS (1.7%)
American Tower Corp. Cl A*	19,848	713,933
AT&T, Inc.	74,214	2,072,055
Nortel Networks Corp.*	6,040	13,530
Sprint Nextel Corp.	33,544	204,618
		3,004,136

UTILITIES (2.1%)
Dominion Resources, Inc.	20,853	892,091
Edison International	5,848	233,335
Entergy Corp.	3,252	289,461
Exelon Corp.	8,652	541,788
FirstEnergy Corp.	8,899	596,144
FPL Group, Inc.	6,667	335,350
Public Svc. Enterprise Group, Inc.	8,030	263,304
Sempra Energy	10,851	547,650
		3,699,123

TOTAL COMMON STOCKS (Cost: $103,340,164) 56.1%		$100,696,160

	Rating**	Rate(%)	Maturity	Face Amount($)	Market Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (1.7%)
U.S. Treasury Note	AAA	3.13	04/30/13	300,000	302,578
U.S. Treasury Strip	AAA	0.00	11/15/25	5,000,000	2,258,430
U.S. Treasury Strip	AAA	0.00	11/15/24	1,000,000	477,566
					3,038,574
U.S. GOVERNMENT AGENCIES (16.8%)
MORTGAGE-BACKED OBLIGATIONS (16.8%)
FHARM	AAA	5.26	04/01/37	716,223	723,698
FHARM	AAA	5.27	02/01/36	421,794	426,632
FHARM	AAA	5.45	05/01/37	619,243	629,107
FHLMC	AAA	5.43	04/01/37	590,090	598,207
FHLMC	AAA	5.50	10/01/18	246,938	250,529
FHLMC	AAA	5.50	03/01/21	198,933	201,329
FHLMC	AAA	5.79	03/01/37	365,203	368,205
FHLMC	AAA	6.00	07/15/29	370,394	379,445
FHLMC	AAA	6.00	03/15/32	500,000	507,849
FNMA	AAA	4.00	05/01/19	264,894	253,466
FNMA	AAA	4.50	05/01/18	432,274	425,917
FNMA	AAA	4.50	02/01/19	188,934	185,565
FNMA	AAA	4.50	05/01/19	426,938	419,326
FNMA	AAA	4.50	06/01/19	301,584	296,206
FNMA	AAA	4.50	06/01/34	509,692	483,522
FNMA	AAA	5.00	04/01/18	838,046	840,804
FNMA	AAA	5.00	09/01/18	440,824	442,274
FNMA	AAA	5.00	10/01/25	359,766	353,509
FNMA	AAA	5.00	06/01/33	883,380	863,538
FNMA	AAA	5.00	09/01/33	336,933	329,365
FNMA	AAA	5.00	11/01/33	1,302,247	1,272,996
FNMA	AAA	5.00	03/01/34	267,870	261,853
FNMA	AAA	5.00	04/01/34	269,243	262,943
FNMA	AAA	5.00	04/01/35	554,208	540,893

FNMA	AAA	5.00	09/01/35	391,277	381,877
FNMA	AAA	5.50	04/01/17	68,417	69,647
FNMA	AAA	5.50	05/01/17	43,948	44,738
FNMA	AAA	5.50	05/01/17	36,333	36,986
FNMA	AAA	5.50	06/01/17	34,199	34,814
FNMA	AAA	5.50	03/01/24	632,099	634,817
FNMA	AAA	5.50	09/01/25	308,534	309,409
FNMA	AAA	5.50	07/01/33	628,898	629,005
FNMA	AAA	5.50	09/01/33	507,231	507,317
FNMA	AAA	5.50	10/01/33	823,145	823,285
FNMA	AAA	5.50	03/01/34	207,005	207,040
FNMA	AAA	5.50	05/01/34	1,294,081	1,293,089
FNMA	AAA	5.50	07/01/34	553,965	553,540
FNMA	AAA	5.50	09/01/34	416,588	416,269
FNMA	AAA	5.50	10/01/34	281,674	281,458
FNMA	AAA	5.50	02/01/35	347,719	347,452
FNMA	AAA	5.50	02/01/35	297,258	296,844
FNMA	AAA	5.50	04/01/35	425,404	424,812
FNMA	AAA	5.50	08/01/35	161,064	160,840
FNMA	AAA	5.50	12/01/36	193,479	193,119
FNMA	AAA	5.50	06/01/37	453,070	452,202
FNMA	AAA	5.50	08/01/37	357,814	357,128
FNMA	AAA	6.00	03/01/17	24,894	25,474
FNMA	AAA	6.00	04/01/23	261,700	267,053
FNMA	AAA	6.00	05/01/23	158,353	161,592
FNMA	AAA	6.00	03/01/32	26,400	26,899
FNMA	AAA	6.00	04/01/32	129,652	132,018
FNMA	AAA	6.00	04/01/32	69,926	71,202
FNMA	AAA	6.00	05/01/32	130,319	132,697
FNMA	AAA	6.00	04/01/33	369,923	376,674
FNMA	AAA	6.00	05/01/33	186,533	189,820
FNMA	AAA	6.00	06/01/34	236,344	240,140
FNMA	AAA	6.00	09/01/34	129,613	131,695
FNMA	AAA	6.00	10/01/34	238,568	242,400
FNMA	AAA	6.00	11/01/34	299,424	304,233
FNMA	AAA	6.00	12/01/36	484,648	491,448
FNMA	AAA	6.00	01/01/37	406,761	412,467
FNMA	AAA	6.00	04/01/37	348,811	350,336
FNMA	AAA	6.00	05/01/37	390,432	392,139
FNMA	AAA	6.00	06/01/37	479,147	481,243
FNMA	AAA	6.00	07/01/37	493,914	500,815
FNMA	AAA	6.00	08/01/37	621,697	630,384
FNMA	AAA	6.00	12/01/37	278,053	281,938
FNMA	AAA	6.00	02/25/47	227,607	228,034
FNMA	AAA	6.50	09/01/16	27,945	29,055
FNMA	AAA	6.50	03/01/17	61,248	63,662
FNMA	AAA	6.50	05/01/17	30,665	31,873
FNMA	AAA	6.50	06/01/17	59,951	62,314
FNMA	AAA	6.50	04/01/32	135,774	140,288
FNMA	AAA	6.50	05/01/32	155,065	160,221
FNMA	AAA	6.50	05/01/32	148,166	153,092
FNMA	AAA	6.50	07/01/32	46,422	47,966
FNMA	AAA	6.50	07/01/34	187,532	193,064
FNMA	AAA	6.50	09/01/36	399,363	407,420
FNMA	AAA	6.50	05/01/37	394,474	404,917
FNMA	AAA	6.50	09/01/37	589,908	605,525
FNMA	AAA	6.50	05/01/38	541,547	555,829

FNMA	AAA	7.00	09/01/31	50,064	52,624
FNMA	AAA	7.00	11/01/31	35,012	36,802
FNMA	AAA	7.00	04/01/32	33,773	35,491
FNMA	AAA	7.50	06/01/31	25,953	28,036
FNMA	AAA	7.50	02/01/32	24,042	25,945
FNMA	AAA	7.50	04/01/32	25,724	27,705
FNMA	AAA	7.50	06/01/32	35,441	38,169
FNMA	AAA	8.00	03/01/31	23,619	25,587
FNMA	AAA	8.00	04/01/32	19,885	21,528
FNMA	AAA	8.00	04/01/32	8,853	9,582
GNMA (5)	AAA	6.27	10/16/27	1,000,000	1,032,858
GNMA (5)	AAA	6.50	04/15/31	15,907	16,373
GNMA (5)	AAA	6.50	10/15/31	20,333	20,930
GNMA (5)	AAA	6.50	12/15/31	17,186	17,690
GNMA (5)	AAA	6.50	05/15/32	24,796	25,508
GNMA (5)	AAA	7.00	05/15/31	13,495	14,193
GNMA (5)	AAA	7.00	09/15/31	16,325	17,169
GNMA (5)	AAA	7.00	09/15/31	2,577	2,710
GNMA (5)	AAA	7.00	05/15/32	11,971	12,585
					30,160,278
CORPORATE DEBT (21.6%)
BASIC MATERIALS (2.0%)
ARCO Chemical Co.	B-	10.25	11/01/10	500,000	450,000
International Paper Co.	BBB	4.25	01/15/09	500,000	496,914
Lubrizol Corp.	BBB	5.50	10/01/14	500,000	484,870
Martin Marietta Materials, Inc	BBB+	6.88	04/01/11	250,000	254,247
PolyOne Corp.	B+	7.50	12/15/15	1,000,000	855,000
Temple-Inland, Inc.	BBB-	7.88	05/01/12	228,000	232,230
Vulcan Materials Co.	A-	7.00	06/15/18	250,000	240,228
Worthington Industries, Inc.	BBB	6.70	12/01/09	500,000	506,086
					3,519,575
CONSUMER, CYCLICAL (4.1%)
Belo Corp.	BB	8.00	11/01/08	500,000	508,816
Black & Decker Corp.	BBB	4.75	11/01/14	750,000	686,216
Comcast Cable Communications	BBB+	6.20	11/15/08	500,000	500,251
Cox Communications, Inc.	BBB-	3.88	10/01/08	500,000	500,000
Ethan Allen Interiors, Inc.	BBB+	5.38	10/01/15	500,000	475,232
Fortune Brands, Inc.	BBB	4.88	12/01/13	500,000	470,232
Fruit of the Loom	NR	7.38	11/15/23	138,068	14
Home Depot, Inc.	BBB+	5.40	03/01/16	500,000	425,159
Johnson Controls, Inc.	A-	4.88	09/15/13	500,000	495,550
Kellwood Co.	NR	7.88	07/15/09	750,000	667,500
Macys Retail Hldgs., Inc.†	BBB-	4.80	07/15/09	500,000	488,683
Marriott International, Inc.	BBB	5.63	02/15/13	500,000	471,613
Newell Rubbermaid, Inc.	BBB+	4.63	12/15/09	500,000	497,152
RadioShack Corp.	BB	7.38	05/15/11	500,000	492,500
Scholastic Corp.	BB	5.00	04/15/13	500,000	417,500
Whirlpool Corp.	BBB	6.50	06/15/16	250,000	249,406
					7,345,824
CONSUMER, NON-CYCLICAL (1.1%)
Bunge Ltd. Finance Corp.	BBB-	5.35	04/15/14	500,000	467,971
CVS Caremark Corp.	BBB+	6.13	08/15/16	250,000	241,525
Kroger Co.	BBB-	4.95	01/15/15	500,000	456,900
PepsiAmericas, Inc.	A	6.38	05/01/09	250,000	251,383
Sara Lee Corp.	BBB+	6.25	09/15/11	500,000	504,185
					1,921,964

ENERGY (3.4%)
Diamond Offshore Drilling	A-	4.88	07/01/15	500,000	465,917
Enbridge, Inc.	A-	5.80	06/15/14	100,000	95,124
Knight, Inc.	BB	5.15	03/01/15	500,000	423,750
National Oilwell Varco, Inc.	BBB+	6.13	08/15/15	250,000	243,978
Noble Corp.	A-	7.50	03/15/19	800,000	877,143
Premco Refining Group	BBB	7.50	06/15/15	500,000	476,647
Seariver Maritime, Inc.	AAA	0.00	09/01/12	3,000,000	2,513,455
Sunoco, Inc.	BBB	4.88	10/15/14	500,000	473,056
Weatherford Int’l. Ltd.	BBB+	5.50	02/15/16	500,000	458,286
					6,027,356
FINANCIAL (7.1%)
Berkley (W.R.) Corp.	BBB+	8.70	01/01/22	1,500,000	1,651,804
Brandywine Realty Trust	BBB-	4.50	11/01/09	500,000	480,379
Capital One Bank	A-	5.75	09/15/10	250,000	230,291
Colonial Realty LP	BBB-	4.80	04/01/11	250,000	237,500
Developers Diversified Realty	BBB	5.00	05/03/10	250,000	242,471
Duke Realty LP	BBB+	4.63	05/15/13	250,000	227,469
Fairfax Financial Hldgs.	BB+	8.25	10/01/15	500,000	470,000
First Horizon Mtg.	AAA	5.00	06/25/33	581,915	580,514
First Horizon National Corp.	BBB-	4.50	05/15/13	1,500,000	1,063,950
First Industrial LP	BBB	6.88	04/15/12	250,000	242,510
Ford Motor Credit Co. LLC	B-	7.38	10/28/09	1,000,000	803,966
Fosters Finance Corp.†	BBB	6.88	06/15/11	500,000	530,488
GATX Financial Corp.	BBB+	5.13	04/15/10	250,000	251,954
General Electric Capital Corp.	AAA	5.45	01/15/13	1,500,000	1,401,371
GMAC LLC	B-	0.00	12/01/12	2,500,000	625,275
HCP, Inc.	BBB	4.88	09/15/10	250,000	237,763
HCP, Inc.	BBB	5.65	12/15/13	250,000	220,123
Health Care REIT, Inc.	BBB-	8.00	09/12/12	159,000	158,586
Heinz (H.J.) Finance Co.	BBB	6.00	03/15/12	500,000	510,909
Lincoln National Corp.	A+	5.65	08/27/12	500,000	491,564
Markel Corp.	BBB	6.80	02/15/13	250,000	260,223
ProLogis	BBB+	5.50	04/01/12	250,000	239,725
Regency Centers LP	BBB+	4.95	04/15/14	250,000	226,434
Roslyn Bancorp, Inc.	BBB-	7.50	12/01/08	250,000	250,959
Shurgard Storage Centers	A-	7.75	02/22/11	250,000	261,287
SLM Corp.	BBB-	4.00	01/15/09	500,000	410,000
Vornado Realty LP	BBB	5.60	02/15/11	250,000	245,449
Zions Bancorporation	BBB	5.65	05/15/14	397,000	286,600
					12,839,564
HEALTHCARE (0.9%)
Allergan, Inc.	A	5.75	04/01/16	250,000	240,431
Laboratory Corp. of America	BBB	5.63	12/15/15	500,000	459,792
WellPoint, Inc.	A-	4.25	12/15/09	500,000	490,156
Wyeth	A+	5.50	03/15/13	500,000	505,283
					1,695,662
INDUSTRIAL (1.0%)
Canadian Pacific Railway Co.	BBB	5.75	05/15/13	150,000	145,585
CSX Corp.	BBB-	5.30	02/15/14	250,000	233,322
Donnelley (R.R.) & Sons Co.	BBB+	4.95	04/01/14	500,000	443,229
Masco Corp.	BBB+	5.88	07/15/12	500,000	477,628
Steelcase, Inc.	BBB	6.50	08/15/11	500,000	516,173
					1,815,937

TECHNOLOGY (0.8%)
Arrow Electronics, Inc.	BBB-	6.88	06/01/18	500,000	490,118
Cisco Systems, Inc.	A+	5.25	02/22/11	500,000	510,417
Nextel Communications, Inc.	BB	5.25	01/15/10	500,000	469,350
					1,469,885
UTILITIES (1.2%)
Arizona Public Svc. Co.	BBB-	6.50	03/01/12	250,000	248,658
Duke Energy Corp.	A	4.50	04/01/10	500,000	503,490
Pepco Hldgs., Inc.	BBB-	4.00	05/15/10	500,000	491,285
Progress Energy, Inc.	A-	5.25	12/15/15	500,000	482,390
Virginia Electric & Power Co.	A-	4.50	12/15/10	500,000	496,520
					2,222,343

TOTAL LONG-TERM DEBT SECURITIES (Cost: $75,297,369) 40.1%					72,056,962

	Rating**	Rate(%)	Maturity	Face Amount($)	Value($)
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (1.9%)
FHLB	AAA	1.99	10/01/08	3,500,000	3,500,000
COMMERCIAL PAPER (1.7%)
American Express Credit Corp.	A-1	2.25	10/01/08	3,020,000	3,020,000

TOTAL SHORT-TERM DEBT SECURITIES
(Cost: $6,520,000) 3.6%					6,520,000

TEMPORARY CASH INVESTMENTS (2)
(Cost: $110,000) 0.1%					110,000

TOTAL INVESTMENTS
(Cost: $185,267,533) 96.8%					179,383,122

OTHER NET ASSETS 0.1%					172,916

NET ASSETS 100.0%					$179,556,038

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (RETIREMENT INCOME FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2008 (Unaudited)

	Shares	Value($)
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (30.8%)	734,191	933,173
Equity Index Fund (17.8%)	278,991	540,389
Mid-Cap Equity Index Fund (4.7%)	110,565	140,918
Mid-Term Bond Fund (31.0%)	960,647	937,181
Money Market Fund (15.7%)	383,630	474,187

TOTAL INVESTMENTS (Cost: $3,113,653) 100.0%		3,025,848

OTHER NET ASSETS		—

NET ASSETS 100.0%		$3,025,848

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (2010 RETIREMENT FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2008 (Unaudited)

	Shares	Value($)
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (26.5%)	1,515,016	1,925,620
Equity Index Fund (23.0%)	863,110	1,671,791
International Fund (4.3%)	439,267	309,576
Mid-Cap Equity Index Fund (14.1%)	805,484	1,026,613
Mid-Term Bond Fund (21.4%)	1,589,101	1,550,283
Money Market Fund (10.7%)	631,718	780,838

TOTAL INVESTMENTS (Cost: $7,731,423) 100.0%		7,264,721

OTHER NET ASSETS		—

NET ASSETS 100.0%		$7,264,721

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (2015 RETIREMENT FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2008 (Unaudited)

	Shares	Value($)
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (26.9%)	3,756,282	4,774,321
Equity Index Fund (27.8%)	2,545,432	4,930,349
International Fund (6.0%)	1,504,637	1,060,401
Mid-Cap Equity Index Fund (11.6%)	1,600,009	2,039,260
Mid-Term Bond Fund (11.9%)	2,166,702	2,113,774
Money Market Fund (9.8%)	1,410,762	1,743,779
Small Cap Growth Fund (3.0%)	577,298	540,504
Small Cap Value Fund (3.0%)	565,369	532,550

TOTAL INVESTMENTS (Cost: $19,316,054) 100.0%		17,734,938

OTHER NET ASSETS		—

NET ASSETS 100.0%		$17,734,938

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (2020 RETIREMENT FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2008 (Unaudited)

	Shares	Value($)
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (26.2%)	3,760,724	4,779,966
Equity Index Fund (33.1%)	3,121,956	6,047,042
International Fund (8.7%)	2,271,919	1,601,146
Mid-Cap Equity Index Fund (11.7%)	1,674,812	2,134,599
Mid-Term Bond Fund (12.1%)	2,259,145	2,203,959
Small Cap Growth Fund (4.1%)	806,495	755,092
Small Cap Value Fund (4.1%)	789,673	743,834

TOTAL INVESTMENTS (Cost: $20,184,234) 100.0%		18,265,638

OTHER NET ASSETS		—

NET ASSETS 100.0%		$18,265,638

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (2025 RETIREMENT FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2008 (Unaudited)

	Shares	Value($)
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (21.8%)	2,021,427	2,569,280
Equity Index Fund (38.5%)	2,339,836	4,532,122
International Fund (8.9%)	1,489,405	1,049,666
Mid-Cap Equity Index Fund (14.9%)	1,365,309	1,740,128
Mid-Term Bond Fund (5.5%)	661,434	645,276
Small Cap Growth Fund (5.2%)	658,913	616,917
Small Cap Value Fund (5.2%)	645,585	608,110

TOTAL INVESTMENTS (Cost: $13,012,619) 100.0%		11,761,499

OTHER NET ASSETS		—

NET ASSETS 100.0%		$11,761,499

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (2030 RETIREMENT FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2008 (Unaudited)

	Shares	Value($)
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (22.1%)	1,680,425	2,135,859
Equity Index Fund (38.6%)	1,930,588	3,739,434
International Fund (9.0%)	1,230,770	867,391
Mid-Cap Equity Index Fund (17.8%)	1,351,285	1,722,253
Small Cap Growth Fund (6.3%)	650,505	609,045
Small Cap Value Fund (6.2%)	638,669	601,595

TOTAL INVESTMENTS (Cost: $10,852,627) 100.0%		9,675,577

OTHER NET ASSETS		—

NET ASSETS 100.0%		$9,675,577

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (2035 RETIREMENT FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2008 (Unaudited)

	Shares	Value($)
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (13.4%)	745,073	947,005
Equity Index Fund (39.0%)	1,422,001	2,754,331
International Fund (11.9%)	1,177,018	829,509
Mid-Cap Equity Index Fund (21.0%)	1,162,374	1,481,480
Small Cap Growth Fund (7.4%)	560,404	524,687
Small Cap Value Fund (7.3%)	548,514	516,674

TOTAL INVESTMENTS (Cost: $8,021,130) 100.0%		7,053,686

OTHER NET ASSETS		—

NET ASSETS 100.0%		$7,053,686

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (2040 RETIREMENT FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2008 (Unaudited)

	Shares	Value($)
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (12.2%)	495,718	630,070
Equity Index Fund (34.2%)	911,625	1,765,762
International Fund (12.7%)	931,812	656,699
Mid-Cap Equity Index Fund (24.0%)	970,090	1,236,409
Small Cap Growth Fund (8.5%)	467,227	437,449
Small Cap Value Fund (8.4%)	458,236	431,636

TOTAL INVESTMENTS (Cost: $5,826,869) 100.0%		5,158,025

OTHER NET ASSETS		—

NET ASSETS 100.0%		$5,158,025

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (2045 RETIREMENT FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2008 (Unaudited)

	Shares	Value($)
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (11.1%)	451,838	574,297
Equity Index Fund (34.2%)	918,771	1,779,605
International Fund (13.6%)	1,002,955	706,837
Mid-Cap Equity Index Fund (20.0%)	813,528	1,036,866
Small Cap Growth Fund (10.6%)	590,616	552,973
Small Cap Value Fund (10.5%)	578,398	544,822

TOTAL INVESTMENTS (Cost: $5,825,936) 100.0%		5,195,400

OTHER NET ASSETS		—

NET ASSETS 100.0%		$5,195,400

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (CONSERVATIVE ALLOCATION FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2008 (Unaudited)

	Shares	Value($)
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (30.1%)	5,959,637	7,574,836
Equity Index Fund (24.7%)	3,213,217	6,223,809
Mid-Term Bond Fund (45.2%)	11,672,513	11,387,377

TOTAL INVESTMENTS (Cost: $26,254,175) 100.0%		25,186,022

OTHER NET ASSETS		—

NET ASSETS 100.0%		$25,186,022

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (MODERATE ALLOCATION FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2008 (Unaudited)

	Shares	Value($)
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (30.3%)	23,259,494	29,563,352
Equity Index Fund (34.9%)	17,577,856	34,047,252
Mid-Cap Equity Index Fund (14.6%)	11,176,433	14,244,700
Mid-Term Bond Fund (20.2%)	20,246,248	19,751,672

TOTAL INVESTMENTS (Cost: $106,239,490) 100.0%		97,606,976

OTHER NET ASSETS		—

NET ASSETS 100.0%		$97,606,976

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (AGGRESSIVE ALLOCATION FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2008 (Unaudited)

	Shares	Value($)
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (25.4%)	19,120,194	24,302,207
Equity Index Fund (45.2%)	22,311,838	43,216,692
Mid-Cap Equity Index Fund (19.6%)	14,715,047	18,754,769
Small Cap Growth Fund (4.9%)	5,041,527	4,720,206
Small Cap Value Fund (4.9%)	4,984,122	4,694,799

TOTAL INVESTMENTS (Cost: $109,522,834) 100.0%		95,688,673

OTHER NET ASSETS		—

NET ASSETS 100.0%		$95,688,673

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (MONEY MARKET FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2008 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount($)	Value($)
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (61.8%)
FHLB	AAA	2.15	11/03/08	1,953,000	1,949,137
FHLB	AAA	2.20	11/12/08	2,261,000	2,255,190
FHLB	AAA	2.30	10/08/08	1,656,000	1,655,260
FHLB	AAA	2.32	10/07/08	4,044,000	4,042,431
FHLB	AAA	2.32	10/10/08	5,050,000	5,047,060
FHLB	AAA	2.33	10/15/08	2,486,000	2,483,741
FHLB	AAA	2.34	10/01/08	772,000	772,000
FHLB	AAA	2.35	10/03/08	181,000	180,976
FHLB	AAA	2.38	11/21/08	10,268,000	10,233,359
FHLB	AAA	2.40	10/15/08	750,000	749,298
FHLB	AAA	2.42	10/28/08	2,000,000	1,996,363
FHLB	AAA	2.42	10/31/08	318,000	317,357
FHLB	AAA	2.44	10/28/08	1,179,000	1,176,837
FHLB	AAA	2.50	11/21/08	11,804,000	11,762,169
FHLB	AAA	2.53	10/17/08	5,068,000	5,062,274
FHLB	AAA	2.55	11/12/08	1,350,000	1,345,981
FHLB	AAA	2.60	10/15/08	2,030,000	2,027,937
FHLB	AAA	2.65	12/02/08	9,932,000	9,885,934
FHLB	AAA	2.75	12/02/08	3,487,000	3,471,457
FHLMC	AAA	2.40	10/24/08	692,000	690,936
FHLMC	AAA	2.41	10/20/08	1,280,000	1,278,374
FHLMC	AAA	2.41	10/14/08	419,000	418,634
FHLMC	AAA	2.50	11/24/08	6,700,000	6,674,863
FHLMC	AAA	2.60	10/22/08	11,245,000	11,227,936
FHLMC	AAA	2.65	12/01/08	3,976,000	3,958,194
FHLMC	AAA	2.80	12/01/08	572,000	568,194
FNMA	AAA	2.30	10/06/08	490,000	489,843
FNMA	AAA	2.34	10/03/08	8,038,000	8,036,951
FNMA	AAA	2.35	12/01/08	2,874,000	2,862,367
FNMA	AAA	2.37	10/20/08	3,000,000	2,996,253
FNMA	AAA	2.43	11/03/08	2,214,000	2,209,059
FNMA	AAA	2.45	11/03/08	1,802,000	1,797,946
FNMA	AAA	2.51	10/01/08	898,000	898,000
FNMA	AAA	2.70	12/01/08	11,689,000	11,641,668
					122,163,979
COMMERCIAL PAPER (38.2%)
American Express Credit Corp.	A-1	2.58	10/06/08	502,000	501,819
American Express Credit Corp.	A-1	3.00	11/24/08	1,300,000	1,294,146
American Express Credit Corp.	A-1	3.50	12/01/08	250,000	248,493
American Express Credit Corp.	A-1	2.56	10/03/08	1,000,000	999,857
American Express Credit Corp.	A-1	2.58	10/20/08	846,000	844,846
American Express Credit Corp.	A-1	2.60	10/10/08	700,000	699,543
American Express Credit Corp.	A-1	2.64	11/10/08	1,300,000	1,296,181
Chevron Corp.	A-1+	2.95	11/24/08	5,800,000	5,774,320
Coca-Cola Co.	A-1	2.30	11/21/08	5,800,000	5,781,084
Du Pont (E.I.) de Nemours & Co.†	A-1	2.35	10/31/08	3,000,000	2,994,120
Eaton Corp.†	A-1	2.75	10/31/08	5,700,000	5,686,929

Florida Power & Light Co.	A-1	2.60	10/31/08	5,800,000	5,787,427
Genentech, Inc.	A-1+	2.50	10/02/08	1,750,000	1,749,878
Hersheys Food Corp.	A-1	2.35	10/23/08	1,445,000	1,442,923
Hewlett-Packard Co.†	A-1	2.55	10/30/08	5,800,000	5,788,078
National Rural Utilities	A-1	2.16	10/07/08	3,000,000	2,998,919
National Rural Utilities	A-1	2.18	10/07/08	2,819,000	2,817,974
New Jersey Natural Gas	A-1	2.35	11/24/08	4,240,000	4,225,039
Praxair, Inc.	A-1	2.70	10/06/08	5,800,000	5,797,823
Procter & Gamble Co.†	A-1+	2.55	10/20/08	5,800,000	5,792,186
Toyota Motor Credit Corp.	A-1+	2.42	11/10/08	5,229,000	5,214,920
Toyota Motor Credit Corp.	A-1+	3.40	12/01/08	670,000	666,077
Unilever Capital Corp.†	A-1	2.70	10/30/08	6,000,000	5,986,798
Washington Gas Light Co.	A-1	2.75	10/14/08	1,000,000	999,006
					75,388,385
TOTAL SHORT-TERM DEBT SECURITIES
(Cost: $197,547,651) 100.0%					197,552,364

TOTAL INVESTMENTS
(Cost: $197,547,651) 100.0%					197,552,364

OTHER NET ASSETS 0.0%					5,787

NET ASSETS 100.0%					$197,558,151

MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-TERM BOND FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2008 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
U. S. GOVERNMENT (21.9%)
U.S. Treasury Note	AAA	2.88	01/31/13	6,000,000	6,015,463
U.S. Treasury Note	AAA	3.13	04/30/13	4,750,000	4,790,822
U.S. Treasury Note	AAA	4.75	05/15/14	4,750,000	5,187,893
U.S. Treasury Strip	AAA	0.00	11/15/08	3,000,000	2,996,529
U.S. Treasury Strip	AAA	0.00	11/15/12	5,000,000	4,445,125
U.S. Treasury Strip	AAA	0.00	02/15/13	13,000,000	11,424,837
U.S. Treasury Strip	AAA	0.00	05/15/13	8,500,000	7,400,614
					42,261,283
U.S. GOVERNMENT AGENCIES (23.0%)
MORTGAGE-BACKED OBLIGATIONS (1.8%)
FHLMC	AAA	5.00	06/15/17	3,000,000	3,030,393
FHLMC	AAA	5.50	04/01/09	5,171	5,210
FHLMC	AAA	5.50	06/01/09	4,553	4,584
FHLMC	AAA	7.00	02/01/14	42,864	45,302
FHLMC	AAA	7.50	03/15/21	20,126	22,028
FHLMC	AAA	8.00	05/01/14	2	2
FHLMC	AAA	8.00	09/01/18	6,728	6,774
FHLMC	AAA	8.50	09/01/17	4,565	4,984
FHLMC	AAA	6.00	11/01/10	9,677	9,774
FHLMC	AAA	6.00	07/01/16	7,180	7,339
FHLMC	AAA	6.00	02/01/19	18,247	18,669
FHLMC	AAA	6.50	11/01/09	1,494	1,524
FHLMC	AAA	6.50	04/01/14	97,267	101,341
FHLMC	AAA	4.00	11/15/26	130,157	129,966
FNMA	AAA	4.00	11/25/26	14,539	14,528
FNMA	AAA	4.50	10/25/17	33,848	33,793
FNMA	AAA	5.50	11/01/08	1,037	1,038
FNMA	AAA	5.50	12/01/08	758	758
FNMA	AAA	5.50	02/01/09	1,716	1,717
FNMA	AAA	6.00	07/01/09	2,570	2,586
FNMA	AAA	6.00	01/01/11	994	996
FNMA	AAA	6.00	09/01/12	24,318	24,826
FNMA	AAA	6.50	08/01/13	19,373	19,905
FNMA	AAA	6.50	12/25/23	65,354	65,960
FNMA	AAA	8.00	06/01/17	925	989
FNMA	AAA	8.50	12/01/09	3,507	3,600
GNMA (5)	AAA	6.00	11/15/08	885	888
GNMA (5)	AAA	6.00	06/15/09	999	1,017
GNMA (5)	AAA	9.00	03/15/10	508	539
					3,561,030
NON-MORTGAGE-BACKED OBLIGATIONS (21.2%)
FFCB	AAA	4.95	10/10/14	12,500,000	12,794,670
FFCB	AAA	5.10	08/05/13	5,000,000	5,200,600
FHLB	AAA	3.00	04/15/09	3,500,000	3,496,161
FHLB	AAA	5.75	05/15/12	3,200,000	3,401,405
FHLMC	AAA	5.63	03/15/11	750,000	791,611
FHLMC	AAA	5.00	07/15/14	5,500,000	5,720,826
FHLMC	AAA	6.63	09/15/09	5,000,000	5,161,955
FNMA	AAA	4.25	05/15/09	2,000,000	2,011,108
FNMA	AAA	4.38	09/15/12	1,750,000	1,785,413
FNMA	AAA	3.25	02/15/09	500,000	500,012
					40,863,761

CORPORATE DEBT (53.6%)
BASIC MATERIALS (2.5%)
Bemis Co., Inc.	A	4.88	04/01/12	500,000	497,204
International Paper Co.	BBB	4.25	01/15/09	250,000	248,457
Lubrizol Corp.	BBB	5.50	10/01/14	500,000	484,870
Lubrizol Corp.	BBB	5.88	12/01/08	200,000	200,116
Martin Marietta Materials, Inc.	BBB+	6.88	04/01/11	1,000,000	1,016,988
Rohm & Haas Co.	BBB	5.60	03/15/13	750,000	736,118
Sonoco Products Co.	BBB+	6.50	11/15/13	250,000	273,909
Temple-Inland, Inc.	BBB-	7.88	05/01/12	143,000	145,653
Vulcan Materials Co.	A-	6.30	06/15/13	1,000,000	1,009,133
Worthington Industries, Inc.	BBB	6.70	12/01/09	250,000	253,043
					4,865,491
CONSUMER, CYCLICAL (7.9%)
AutoZone, Inc.	BBB	6.50	01/15/14	1,000,000	989,082
Belo Corp.	BB	8.00	11/01/08	150,000	152,645
Best Buy Co., Inc.†	BBB	6.75	07/15/13	1,000,000	1,010,752
Black & Decker Corp.	BBB	4.75	11/01/14	500,000	457,477
Black & Decker Corp.	BBB	5.75	11/15/16	500,000	453,684
Brinker International, Inc.	BBB-	5.75	06/01/14	1,000,000	906,633
Comcast Cable Communications	BBB+	6.20	11/15/08	200,000	200,100
Cox Communications, Inc.	BBB-	3.88	10/01/08	500,000	500,000
DaimlerChrysler N.A. LLC	A-	5.75	09/08/11	1,000,000	987,300
Ethan Allen Interiors, Inc.	BBB+	5.38	10/01/15	500,000	475,232
Fortune Brands, Inc.	BBB	4.88	12/01/13	1,000,000	940,463
Home Depot, Inc.	BBB+	5.40	03/01/16	250,000	212,580
Johnson Controls, Inc.	A-	4.88	09/15/13	250,000	247,775
Kohl’s Corp.	BBB+	7.38	10/15/11	500,000	522,487
Leggett & Platt, Inc.	A	4.70	04/01/13	750,000	738,821
Macys Retail Hldgs., Inc.†	BBB-	4.80	07/15/09	250,000	244,341
Marriott International, Inc.	BBB	5.63	02/15/13	750,000	707,419
Newell Rubbermaid, Inc.	BBB+	4.63	12/15/09	500,000	497,152
Newell Rubbermaid, Inc.	BBB+	5.50	04/15/13	500,000	475,920
Nordstrom, Inc.	A-	5.63	01/15/09	175,000	175,271
RadioShack Corp.	BB	7.38	05/15/11	400,000	394,000
Scholastic Corp.	BB	5.00	04/15/13	250,000	208,750
Stanley Works	A	4.90	11/01/12	525,000	519,637
Starwood Hotels & Resorts	BBB-	6.25	02/15/13	1,000,000	942,530
Target Corp.	A+	5.38	06/15/09	1,000,000	1,012,137
Wendy’s International, Inc.	B+	6.25	11/15/11	300,000	280,500
Whirlpool Corp.	BBB	5.50	03/01/13	500,000	488,896
Whirlpool Corp.	BBB	6.50	06/15/16	500,000	498,812
					15,240,396
CONSUMER, NON-CYCLICAL (5.6%)
Anheuser-Busch Cos., Inc.	BBB+	4.38	01/15/13	1,000,000	936,464
Anheuser-Busch Cos., Inc.	BBB+	4.70	04/15/12	100,000	92,218
Brown-Forman Corp.	A	5.20	04/01/12	1,000,000	1,015,890
Bunge Ltd. Finance Corp.	BBB-	4.38	12/15/08	200,000	199,701
Bunge Ltd. Finance Corp.	BBB-	5.10	07/15/15	1,000,000	870,687
Cargill, Inc.†	A	5.20	01/22/13	1,000,000	967,026
Clorox Co.	BBB+	4.20	01/15/10	250,000	247,091
Clorox Co.	BBB+	5.00	03/01/13	500,000	485,545

Clorox Co.	BBB+	5.00	01/15/15	300,000	279,567
Coca-Cola Bottling Co.	BBB	6.38	05/01/09	200,000	200,407
ConAgra Foods, Inc.	BBB+	6.75	09/15/11	1,000,000	1,036,728
CVS Caremark Corp.	BBB+	6.13	08/15/16	500,000	483,050
Earthgrains Co.	BBB+	6.50	04/15/09	150,000	151,087
Hershey Co.	A	4.85	08/15/15	500,000	489,255
Hershey Co.	A	5.00	04/01/13	500,000	497,419
Kraft Foods, Inc.	BBB+	5.25	10/01/13	500,000	480,687
Kroger Co.	BBB-	4.95	01/15/15	500,000	456,900
PepsiAmericas, Inc.	A	6.38	05/01/09	150,000	150,830
Safeway, Inc.	BBB	4.13	11/01/08	500,000	499,149
Sara Lee Corp.	BBB+	3.88	06/15/13	750,000	696,476
Sara Lee Corp.	BBB+	6.25	09/15/11	250,000	252,093
Wal-Mart Stores, Inc.	AA	6.88	08/10/09	250,000	256,766
					10,745,036
ENERGY (5.1%)
CenterPoint Energy Resources	BBB	7.88	04/01/13	750,000	769,838
Diamond Offshore Drilling	A-	4.88	07/01/15	500,000	465,917
Enbridge, Inc.	A-	5.80	06/15/14	1,065,000	1,013,071
Halliburton Co.	A	5.50	10/15/10	500,000	514,657
Halliburton Co.	A	5.63	12/01/08	200,000	200,505
Knight, Inc.	BB	5.15	03/01/15	250,000	211,875
Nabors Industries Ltd.	BBB+	5.38	08/15/12	750,000	750,034
National Oilwell Varco, Inc.	BBB+	6.13	08/15/15	1,000,000	975,913
Noble Corp.	A-	5.88	06/01/13	1,000,000	1,022,310
Premco Refining Group	BBB	7.50	06/15/15	500,000	476,647
Smith International, Inc.	BBB+	6.38	02/15/11	1,000,000	1,048,817
Sunoco, Inc.	BBB	4.88	10/15/14	500,000	473,056
Valero Energy Corp.	BBB	4.75	06/15/13	1,000,000	915,899
Weatherford Int’l. Ltd.	BBB+	5.15	03/15/13	500,000	481,525
Weatherford Int’l. Ltd.	BBB+	5.50	02/15/16	500,000	458,286
					9,778,350

FINANCIAL (13.6%)
American Express Credit Corp.	A+	5.88	05/02/13	1,000,000	921,649
American Honda Finance†	A+	3.85	11/06/08	700,000	698,774
Bank of America Corp.	AA-	5.38	08/15/11	250,000	241,556
Bank of America Corp.	A+	5.75	08/15/16	500,000	415,856
Berkshire Hathaway Finance	AAA	4.20	12/15/10	500,000	507,818
Brandywine Realty Trust	BBB-	4.50	11/01/09	250,000	240,190
Capital One Bank	A-	5.75	09/15/10	250,000	230,291
CIT Group, Inc.	A-	5.80	07/28/11	250,000	162,457
Colonial Realty LP	BBB-	4.80	04/01/11	300,000	285,000
Developers Diversified Realty	BBB	5.00	05/03/10	250,000	242,471
Duke Realty LP	BBB+	4.63	05/15/13	500,000	454,937
First Horizon National Corp.	BBB-	4.50	05/15/13	125,000	88,663
First Industrial LP	BBB	6.88	04/15/12	750,000	727,529
First Tennessee Bank	A-	2.77	05/18/09	925,000	876,437
First Tennessee Bank	BBB	5.75	12/01/08	200,000	198,150
Ford Motor Credit Co. LLC	B-	7.38	10/28/09	750,000	602,975
Fosters Finance Corp.†	BBB	4.88	10/01/14	500,000	475,879
Fosters Finance Corp.†	BBB	6.88	06/15/11	500,000	530,488
GATX Financial Corp.	BBB+	5.13	04/15/10	250,000	251,954
General Electric Capital Corp.	AAA	5.00	01/08/16	500,000	423,419
Harley-Davidson Funding†	A	3.63	12/15/08	400,000	399,060

Harley-Davidson Funding†	A	5.25	12/15/12	1,000,000	950,160
HCP, Inc.	BBB	4.88	09/15/10	500,000	475,526
HCP, Inc.	BBB	5.65	12/15/13	500,000	440,246
Health Care REIT, Inc.	BBB-	8.00	09/12/12	500,000	498,697
Heinz (H.J.) Finance Co.	BBB	6.00	03/15/12	1,000,000	1,021,817
HSBC Finance Corp.	AA-	4.13	12/15/08	200,000	197,866
HSBC Finance Corp.	AA-	6.16	06/10/11	10,000	9,633
HSBC Finance Corp.	AA-	6.38	11/10/13	43,000	40,285
HSBC Finance Corp.	AA-	6.60	01/10/10	50,000	47,359
HSBC Finance Corp.	AA-	6.79	02/10/09	20,000	19,598
HSBC Finance Corp.	AA-	6.82	01/10/10	100,000	95,840
HSBC Finance Corp.	AA-	6.98	04/10/11	20,000	19,029
HSBC Finance Corp.	AA-	7.24	07/10/09	15,000	14,730
HSBC Finance Corp.	AA-	7.77	11/10/13	40,000	37,422
HSBC Finance Corp.	AA-	7.98	11/10/13	70,000	66,077
Jefferson-Pilot Corp.	A+	4.75	01/30/14	500,000	478,114
JPMorgan Chase & Co.	AA-	5.60	06/01/11	250,000	246,749
JPMorgan Chase & Co.	AA-	5.76	06/28/09	50,000	51,069
KeyCorp	A-	6.50	05/14/13	1,050,000	755,858
Kimco Realty Corp.	A-	6.00	11/30/12	1,000,000	978,675
Lehman Brothers Hldgs.	NR	5.75	07/18/11	250,000	31,250
Lincoln National Corp.	A+	5.65	08/27/12	400,000	393,251
Mack-Cali Realty LP	BBB	5.80	01/15/16	1,000,000	930,849
MetLife, Inc.	A	5.00	11/24/13	250,000	236,633
Morgan Stanley	A+	7.35	02/01/11	500,000	471,015
Nationwide Health Pptys., Inc.	BBB-	6.50	07/15/11	500,000	515,335
Nationwide Health Pptys., Inc.	BBB-	7.60	11/20/28	350,000	393,379
Nissan Motor Acceptance Corp.†	BBB+	5.63	03/14/11	500,000	505,276
ProLogis	BBB+	5.50	04/01/12	500,000	479,450
Protective Life Secured Trust	AA	6.90	05/10/10	650,000	631,787
Regency Centers LP	BBB+	4.95	04/15/14	500,000	452,869
Roslyn Bancorp, Inc.	BBB-	7.50	12/01/08	500,000	501,919
Simon Property Group LP	A-	4.88	08/15/10	500,000	488,135
SLM Corp.	BBB-	4.00	01/15/09	500,000	410,000
SLM Corp.	BBB-	220.59	06/15/12	60,000	41,090
SLM Corp.	BBB-	221.49	12/15/09	200,000	165,700
Southtrust Bank, N.A.	A+	4.75	03/01/13	250,000	186,571
Textron Financial Corp.	A-	5.13	02/03/11	250,000	250,360
Textron Financial Corp.	A-	5.40	04/28/13	1,000,000	1,006,950
Travelers Cos., Inc.	A-	5.38	06/15/12	1,000,000	1,002,285
Union Planters Corp.	A	4.38	12/01/10	250,000	227,958
Vornado Realty LP	BBB	5.60	02/15/11	500,000	490,899
Wachovia Bank, N.A.	A+	5.60	03/15/16	500,000	296,337
Zions Bancorporation	BBB	5.65	05/15/14	1,000,000	721,915
					26,251,516
HEALTHCARE (4.1%)
Abbott Laboratories	AA	5.60	05/15/11	500,000	516,764
Allergan, Inc.	A	5.75	04/01/16	500,000	480,862
Baxter International, Inc.	A+	4.63	03/15/15	250,000	239,658
Blue Cross & Blue Shield of FL†	A-	8.25	11/15/11	1,000,000	1,079,577
Boston Scientific Corp.	BB+	4.25	01/12/11	500,000	478,750
Cardinal Health, Inc.	BBB+	5.50	06/15/13	1,000,000	956,808
Laboratory Corp. of America	BBB	5.50	02/01/13	285,000	276,766
Laboratory Corp. of America	BBB	5.63	12/15/15	500,000	459,792

Lilly (Eli) & Co.	AA	5.20	03/15/17	500,000	485,565
McKesson Corp.	BBB+	7.75	02/01/12	1,000,000	1,089,759
Thermo Fisher Scientific, Inc.	BBB+	7.63	10/30/08	140,000	140,215
UnitedHealth Group, Inc.	A-	5.25	03/15/11	250,000	248,548
UnitedHealth Group, Inc.	A-	5.50	11/15/12	750,000	716,985
WellPoint, Inc.	A-	4.25	12/15/09	200,000	196,062
WellPoint, Inc.	A-	5.00	01/15/11	500,000	497,100
					7,863,211
INDUSTRIAL (8.4%)
Acuity Brands, Inc.	BBB-	8.38	08/01/10	1,000,000	1,058,965
Avery Dennison Corp.	BBB+	4.88	01/15/13	500,000	476,989
Burlington Northern Santa Fe	BBB	4.30	07/01/13	500,000	466,682
Canadian Pacific Railway Co.	BBB	5.75	05/15/13	1,000,000	970,568
CSX Corp.	BBB-	5.30	02/15/14	500,000	466,644
CSX Corp.	BBB-	6.25	04/01/15	500,000	476,321
Danaher Corp.	A+	6.00	10/15/08	200,000	200,055
Dun & Bradstreet Corp.	A-	5.50	03/15/11	500,000	504,247
Dun & Bradstreet Corp.	A-	6.00	04/01/13	1,000,000	993,024
ERP Operating LP	BBB+	5.38	08/01/16	500,000	424,077
FedEx Corp.	BBB	3.50	04/01/09	200,000	198,475
Fisher Scientific Int’l., Inc.	BBB	6.13	07/01/15	500,000	482,591
General Dynamics Corp.	A	4.50	08/15/10	500,000	507,427
Masco Corp.	BBB+	4.80	06/15/15	500,000	417,035
Masco Corp.	BBB+	5.88	07/15/12	300,000	286,577
Pall Corp.†	BB+	6.00	08/01/12	1,000,000	1,067,022
Precision Castparts Corp.	BBB+	5.60	12/15/13	750,000	754,211
Roper Industries, Inc.	BBB-	6.63	08/15/13	1,000,000	1,022,524
Ryder System, Inc.	BBB+	6.00	03/01/13	500,000	477,264
Ryder System, Inc.	BBB+	7.20	09/01/15	1,000,000	992,648
Sealed Air Corp.†	BBB-	5.63	07/15/13	1,000,000	982,066
Southwest Airlines Co.	A-	5.25	10/01/14	500,000	460,267
Steelcase, Inc.	BBB	6.50	08/15/11	1,000,000	1,032,345
Union Pacific Corp.	BBB	4.88	01/15/15	500,000	464,667
Union Pacific Corp.	BBB	6.13	01/15/12	500,000	509,046
Waste Management, Inc.	BBB	5.00	03/15/14	500,000	455,158
					16,146,895
TECHNOLOGY (1.4%)
Arrow Electronics, Inc.	BBB-	6.88	07/01/13	750,000	762,444
Cisco Systems, Inc.	A+	5.25	02/22/11	250,000	255,208
Motorola, Inc.	BBB	5.80	10/15/08	200,000	200,098
Western Union Co.	A-	5.40	11/17/11	500,000	504,426
Xerox Corp.	BBB	6.88	08/15/11	1,000,000	1,007,590
					2,729,766
TELECOMMUNICATIONS (0.1%)
Nextel Communications, Inc.	BB	5.25	01/15/10	250,000	234,675
UTILITIES (4.9%)
AGL Capital Corp.	BBB+	6.38	07/15/16	500,000	479,845
AGL Capital Corp.	BBB+	7.13	01/14/11	1,000,000	1,040,365
Arizona Public Svc. Co.	BBB-	6.38	10/15/11	500,000	499,290
Arizona Public Svc. Co.	BBB-	6.50	03/01/12	500,000	497,315
Atmos Energy Corp.	BBB	4.95	10/15/14	1,000,000	901,621
Duke Energy Corp.	A	4.50	04/01/10	500,000	503,490

Entergy New Orleans, Inc.	BBB+	5.25	08/01/13	1,000,000	934,086
Exelon Generation Co. LLC	BBB+	5.35	01/15/14	1,000,000	906,480
Pepco Hldgs., Inc.	BBB-	4.00	05/15/10	250,000	245,643
PPL Energy Supply LLC	BBB	5.70	10/15/15	600,000	545,591
PPL Energy Supply LLC	BBB	6.40	11/01/11	1,100,000	1,094,610
Progress Energy, Inc.	A-	5.95	03/01/09	200,000	201,836
Public Svc. Electric & Gas Co.	A-	4.00	11/01/08	200,000	199,716
TransAlta Corp.	BBB	5.75	12/15/13	1,000,000	957,650
Virginia Electric & Power Co.	A-	4.50	12/15/10	400,000	397,216
					9,404,754

TOTAL LONG-TERM DEBT SECURITIES
(Cost: $191,777,558) 98.5%					189,946,164

	Rating**	Rate(%)	Maturity	Face Amount($)	Value($)
SHORT-TERM DEBT SECURITIES:

COMMERCIAL PAPER (0.3%)
American Express Credit Corp.	A-1	2.25	10/01/08	590,000	590,000

TOTAL SHORT-TERM DEBT SECURITIES
(Cost: $590,000) 0.3%					590,000

TOTAL INVESTMENTS
(Cost: $192,367,558) 98.8%					190,536,164

OTHER NET ASSETS 1.2%					2,420,820

NET ASSETS 100.0%					$192,956,984

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (BOND FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2008 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
U. S. GOVERNMENT (7.5%)
U.S. Treasury Strip	AAA	0.00	02/15/18	14,000,000	9,473,422
U.S. Treasury Strip	AAA	0.00	11/15/25	40,000,000	18,067,475
U.S. Treasury Strip	AAA	0.00	11/15/24	5,000,000	2,387,830
					29,928,727
U.S. GOVERNMENT AGENCIES (38.5%)
MORTGAGE-BACKED OBLIGATIONS (36.0%)
FHARM	AAA	5.26	04/01/37	2,954,421	2,985,253
FHARM	AAA	5.27	02/01/36	1,865,627	1,887,027
FHARM	AAA	5.45	05/01/37	2,270,557	2,306,727
FHLMC	AAA	4.00	10/15/26	345,744	344,672
FHLMC	AAA	5.43	04/01/37	2,434,122	2,467,606
FHLMC	AAA	5.50	10/01/18	1,073,645	1,089,255
FHLMC	AAA	5.50	12/15/20	3,500,000	3,453,622
FHLMC	AAA	5.50	03/01/21	1,123,012	1,136,533
FHLMC	AAA	5.50	07/15/31	1,500,000	1,511,997
FHLMC	AAA	5.50	01/15/33	2,150,000	2,149,798
FHLMC	AAA	5.79	03/01/37	1,643,412	1,656,920
FHLMC	AAA	6.00	07/15/29	1,397,713	1,431,869
FHLMC	AAA	6.00	03/15/32	2,200,000	2,234,533
FNMA	AAA	4.00	05/01/19	2,172,132	2,078,419
FNMA	AAA	4.50	05/01/18	2,053,303	2,023,107
FNMA	AAA	4.50	12/01/18	1,090,764	1,074,723
FNMA	AAA	4.50	02/01/19	809,716	795,278
FNMA	AAA	4.50	05/01/19	523,344	514,012
FNMA	AAA	4.50	06/01/19	1,378,669	1,354,086
FNMA	AAA	4.50	06/01/19	711,174	698,493
FNMA	AAA	4.50	05/01/34	1,055,513	1,001,317
FNMA	AAA	4.50	06/01/34	2,075,175	1,968,625
FNMA	AAA	5.00	04/01/18	448,953	450,430
FNMA	AAA	5.00	09/01/18	1,542,882	1,547,958
FNMA	AAA	5.00	09/01/20	1,703,994	1,698,950
FNMA	AAA	5.00	10/01/20	2,227,294	2,220,702
FNMA	AAA	5.00	10/01/25	1,690,901	1,661,493
FNMA	AAA	5.00	06/01/33	2,085,759	2,038,909
FNMA	AAA	5.00	09/01/33	1,781,326	1,741,313
FNMA	AAA	5.00	11/01/33	3,305,704	3,231,451
FNMA	AAA	5.00	01/01/34	2,462,770	2,407,451
FNMA	AAA	5.00	03/01/34	1,190,532	1,163,790
FNMA	AAA	5.00	04/01/34	1,589,818	1,552,616
FNMA	AAA	5.00	04/01/34	588,462	574,692
FNMA	AAA	5.00	04/01/35	1,918,411	1,872,321
FNMA	AAA	5.00	06/01/35	1,489,504	1,453,719
FNMA	AAA	5.00	09/01/35	4,695,328	4,582,523
FNMA	AAA	5.50	04/01/17	250,862	255,372
FNMA	AAA	5.50	05/01/17	486,861	495,614
FNMA	AAA	5.50	05/01/17	175,792	178,952
FNMA	AAA	5.50	01/01/24	1,277,318	1,282,922
FNMA	AAA	5.50	03/01/24	2,964,091	2,976,839
FNMA	AAA	5.50	09/01/25	1,368,283	1,372,160
FNMA	AAA	5.50	11/01/26	1,724,240	1,728,036
FNMA	AAA	5.50	07/01/33	3,586,501	3,587,111
FNMA	AAA	5.50	09/01/33	1,775,309	1,775,611
FNMA	AAA	5.50	10/01/33	2,359,682	2,360,083

FNMA	AAA	5.50	03/01/34	1,678,167	1,678,453
FNMA	AAA	5.50	03/01/34	887,165	887,315
FNMA	AAA	5.50	07/01/34	2,215,859	2,214,159
FNMA	AAA	5.50	09/01/34	1,624,695	1,623,448
FNMA	AAA	5.50	09/01/34	622,987	622,509
FNMA	AAA	5.50	10/01/34	3,706,235	3,703,392
FNMA	AAA	5.50	02/01/35	1,251,788	1,250,828
FNMA	AAA	5.50	02/01/35	1,070,127	1,068,638
FNMA	AAA	5.50	04/01/35	1,523,835	1,521,713
FNMA	AAA	5.50	08/01/35	2,982,914	2,978,762
FNMA	AAA	5.50	12/01/36	576,319	575,247
FNMA	AAA	6.00	03/01/17	316,890	324,271
FNMA	AAA	6.00	05/01/23	1,558,375	1,590,249
FNMA	AAA	6.00	01/01/25	856,198	872,092
FNMA	AAA	6.00	03/01/28	1,839,551	1,869,670
FNMA	AAA	6.00	04/01/32	508,237	517,511
FNMA	AAA	6.00	04/01/32	254,455	259,098
FNMA	AAA	6.00	05/01/32	1,746,272	1,778,138
FNMA	AAA	6.00	04/01/33	2,112,843	2,151,398
FNMA	AAA	6.00	11/01/34	1,479,922	1,503,691
FNMA	AAA	6.00	12/01/36	1,873,431	1,899,713
FNMA	AAA	6.00	01/01/37	1,975,097	2,002,806
FNMA	AAA	6.00	04/01/37	1,744,053	1,751,680
FNMA	AAA	6.00	05/01/37	1,754,750	1,762,424
FNMA	AAA	6.00	06/01/37	2,012,419	2,021,220
FNMA	AAA	6.00	07/01/37	1,880,497	1,906,773
FNMA	AAA	6.00	08/01/37	2,773,724	2,812,481
FNMA	AAA	6.00	12/01/37	1,463,438	1,483,887
FNMA	AAA	6.00	02/25/47	1,116,184	1,118,277
FNMA	AAA	6.50	09/01/16	99,079	103,014
FNMA	AAA	6.50	03/01/17	816,642	848,827
FNMA	AAA	6.50	05/01/17	127,039	132,046
FNMA	AAA	6.50	04/01/32	493,724	510,139
FNMA	AAA	6.50	05/01/32	2,015,058	2,082,055
FNMA	AAA	6.50	05/01/32	608,019	628,235
FNMA	AAA	6.50	09/01/36	1,479,124	1,508,962
FNMA	AAA	6.50	05/01/37	1,775,133	1,822,126
FNMA	AAA	6.50	07/01/37	1,272,402	1,306,086
FNMA	AAA	6.50	09/01/37	2,250,390	2,309,965
FNMA	AAA	6.50	05/01/38	2,067,726	2,122,258
FNMA	AAA	7.00	09/01/31	180,589	189,823
FNMA	AAA	7.00	11/01/31	140,047	147,208
FNMA	AAA	7.50	04/01/32	102,907	110,830
FNMA	AAA	7.50	06/01/32	503,256	542,006
FNMA	AAA	8.00	03/01/31	89,754	97,232
FNMA	AAA	8.00	04/01/32	115,087	124,572
FNMA	AAA	8.00	04/01/32	46,381	50,214
GNMA (5)	AAA	6.27	10/16/27	3,000,000	3,098,574
GNMA (5)	AAA	6.50	04/15/31	59,385	61,127
GNMA (5)	AAA	6.50	12/15/31	244,903	252,086
GNMA (5)	AAA	6.50	05/15/32	94,675	97,393
GNMA (5)	AAA	7.00	09/15/31	59,022	62,074
GNMA (5)	AAA	7.00	09/15/31	35,339	37,166
GNMA (5)	AAA	7.00	05/15/32	46,553	48,942
					144,417,693

NON-MORTGAGE-BACKED OBLIGATIONS (2.5%)
FNMA	AAA	0.00	10/09/19	20,000,000	10,011,599

CORPORATE DEBT (51.3%)
BASIC MATERIALS (4.2%)
ARCO Chemical Co.	B-	10.25	11/01/10	5,000,000	4,500,000
International Paper Co.	BBB	4.25	01/15/09	2,000,000	1,987,654
Lubrizol Corp.	BBB	5.50	10/01/14	2,000,000	1,939,480
Martin Marietta Materials, Inc.	BBB+	6.88	04/01/11	500,000	508,494
PolyOne Corp.	B+	7.50	12/15/15	3,750,000	3,206,250
Sonoco Products Co.	BBB+	6.50	11/15/13	500,000	547,817
Vulcan Materials Co.	A-	7.00	06/15/18	2,000,000	1,921,826
Worthington Industries, Inc.	BBB	6.70	12/01/09	2,000,000	2,024,344
					16,635,865
CONSUMER, CYCLICAL (10.6%)
Belo Corp.	BB	8.00	11/01/08	2,000,000	2,035,264
Best Buy Co., Inc.†	BBB	6.75	07/15/13	500,000	505,376
Black & Decker Corp.	BBB	4.75	11/01/14	2,000,000	1,829,908
Brinker International, Inc.	BBB-	5.75	06/01/14	2,000,000	1,813,266
Comcast Cable Communications	BBB+	6.20	11/15/08	2,000,000	2,001,002
Cox Communications, Inc.	BBB-	3.88	10/01/08	2,000,000	2,000,000
Ethan Allen Interiors, Inc.	BBB+	5.38	10/01/15	2,000,000	1,900,926
Fortune Brands, Inc.	BBB	4.88	12/01/13	500,000	470,232
Fortune Brands, Inc.	BBB	5.38	01/15/16	1,900,000	1,724,801
Fruit of the Loom (4)	NR	7.38	11/15/23	345,170	35
Home Depot, Inc.	BBB+	5.40	03/01/16	2,000,000	1,700,636
Johnson Controls, Inc.	A-	4.88	09/15/13	2,500,000	2,477,748
Kellwood Co.	NR	7.88	07/15/09	4,000,000	3,560,000
Kohl’s Corp.	BBB+	6.30	03/01/11	1,500,000	1,530,677
Leggett & Platt, Inc.	A	4.70	04/01/13	2,000,000	1,970,188
Macys Retail Hldgs., Inc.†	BBB-	4.80	07/15/09	2,000,000	1,954,730
Marriott International, Inc.	BBB	5.63	02/15/13	2,000,000	1,886,450
Newell Rubbermaid, Inc.	BBB+	4.63	12/15/09	2,500,000	2,485,758
RadioShack Corp.	BB	7.38	05/15/11	2,000,000	1,970,000
Scholastic Corp.	BB	5.00	04/15/13	2,000,000	1,670,000
Starwood Hotels & Resorts	BBB-	6.25	02/15/13	500,000	471,265
Target Corp.	A+	5.38	06/15/09	3,250,000	3,289,445
Wendy’s International, Inc.	B+	6.25	11/15/11	1,500,000	1,402,500
Whirlpool Corp.	BBB	6.50	06/15/16	2,000,000	1,995,248
					42,645,455
CONSUMER, NON-CYCLICAL (3.0%)
Bunge Ltd. Finance Corp.	BBB-	5.35	04/15/14	2,000,000	1,871,882
Cargill, Inc.†	A	5.00	11/15/13	500,000	478,480
Clorox Co.	BBB+	5.00	03/01/13	2,000,000	1,942,180
CVS Caremark Corp.	BBB+	6.13	08/15/16	2,000,000	1,932,198
Kroger Co.	BBB-	4.95	01/15/15	2,000,000	1,827,600
PepsiAmericas, Inc.	A	6.38	05/01/09	2,000,000	2,011,062
Sara Lee Corp.	BBB+	6.25	09/15/11	2,000,000	2,016,740
					12,080,142
ENERGY (5.4%)
Diamond Offshore Drilling	A-	4.88	07/01/15	2,000,000	1,863,668
Enbridge, Inc.	A-	5.80	06/15/14	1,000,000	951,240
Knight, Inc.	BB	5.15	03/01/15	2,000,000	1,695,000
Nabors Industries Ltd.	BBB+	5.38	08/15/12	1,000,000	1,000,045
National Oilwell Varco, Inc.	BBB+	6.13	08/15/15	2,000,000	1,951,826
Noble Corp.	A-	7.50	03/15/19	2,000,000	2,192,858
Premco Refining Group	BBB	7.50	06/15/15	2,000,000	1,906,588
Seariver Maritime, Inc.	AAA	0.00	09/01/12	10,000,000	8,378,200
Weatherford Int’l. Ltd.	BBB+	5.15	03/15/13	500,000	481,525
Weatherford Int’l. Ltd.	BBB+	5.50	02/15/16	1,500,000	1,374,857
					21,795,807

FINANCIAL (16.4%)
American Express Credit Corp.	A+	5.88	05/02/13	500,000	460,825
Berkley (W.R.) Corp.	BBB+	8.70	01/01/22	5,000,000	5,506,030
Brandywine Realty Trust	BBB-	4.50	11/01/09	2,000,000	1,921,516
Capital One Bank	A-	5.75	09/15/10	2,000,000	1,842,330
Colonial Realty LP	BBB-	4.80	04/01/11	1,500,000	1,424,999
Corporate Pptys. Investors†	A-	7.88	03/15/16	5,000,000	5,154,955
Developers Diversified Realty	BBB	5.00	05/03/10	2,000,000	1,939,764
Duke Realty LP	BBB+	4.63	05/15/13	2,000,000	1,819,748
Fairfax Financial Hldgs.	BB+	8.25	10/01/15	2,500,000	2,350,000
First Horizon Mtg.	AAA	5.00	06/25/33	1,660,396	1,656,401
First Horizon National Corp.	BBB-	4.50	05/15/13	5,000,000	3,546,500
First Industrial LP	BBB	6.88	04/15/12	2,000,000	1,940,078
Ford Motor Credit Co. LLC	B-	7.38	10/28/09	3,000,000	2,411,898
Fosters Finance Corp.†	BBB	6.88	06/15/11	2,000,000	2,121,950
GATX Financial Corp.	BBB+	5.13	04/15/10	1,000,000	1,007,816
GMAC LLC	B-	0.00	12/01/12	10,000,000	2,501,100
Harley-Davidson Funding†	A	5.25	12/15/12	500,000	475,080
HCP, Inc.	BBB	4.88	09/15/10	2,000,000	1,902,102
HCP, Inc.	BBB	5.65	12/15/13	2,000,000	1,760,984
Health Care REIT, Inc.	BBB-	8.00	09/12/12	2,000,000	1,994,788
Heinz (H.J.) Finance Co.	BBB	6.00	03/15/12	2,000,000	2,043,634
HSBC Finance Corp.	AA-	6.52	10/10/13	70,000	66,013
HSBC Finance Corp.	AA-	7.77	11/10/13	100,000	93,554
KeyCorp	A-	6.50	05/14/13	2,000,000	1,439,730
Kimco Realty Corp.	A-	6.00	11/30/12	1,000,000	978,675
Lincoln National Corp.	A+	5.65	08/27/12	2,000,000	1,966,254
Markel Corp.	BBB	6.80	02/15/13	1,000,000	1,040,890
Nationwide Health Pptys., Inc.	BBB-	6.50	07/15/11	2,000,000	2,061,338
ProLogis	BBB+	5.50	04/01/12	2,000,000	1,917,798
Protective Life Secured Trust	AA	5.40	08/10/14	21,000	19,079
Protective Life Secured Trust	AA	5.88	12/10/14	124,000	113,872
Protective Life Secured Trust	AA	7.25	10/10/14	53,000	48,663
Regency Centers LP	BBB+	4.95	04/15/14	2,000,000	1,811,474
Roslyn Bancorp, Inc.	BBB-	7.50	12/01/08	1,000,000	1,003,837
Shurgard Storage Centers	A-	7.75	02/22/11	750,000	783,860
SLM Corp.	BBB-	4.00	01/15/09	2,250,000	1,845,000
Southtrust Bank, N.A.	A+	4.75	03/01/13	1,250,000	932,853
Travelers Cos., Inc.	A-	5.38	06/15/12	500,000	501,143
Vornado Realty LP	BBB	5.60	02/15/11	2,000,000	1,963,594
Zions Bancorporation	BBB	5.65	05/15/14	2,000,000	1,443,830
					65,813,955
HEALTHCARE (3.3%)
Allergan, Inc.	A	5.75	04/01/16	2,000,000	1,923,446
Humana, Inc.	BBB	7.20	06/15/18	2,000,000	1,894,336
Laboratory Corp. of America	BBB	5.50	02/01/13	1,000,000	971,110
Laboratory Corp. of America	BBB	5.63	12/15/15	1,000,000	919,584
McKesson Corp.	BBB+	7.75	02/01/12	1,750,000	1,907,078
UnitedHealth Group, Inc.	A-	5.50	11/15/12	2,000,000	1,911,960
WellPoint, Inc.	A-	4.25	12/15/09	2,000,000	1,960,622
Wyeth	A+	5.50	03/15/13	1,750,000	1,768,489
					13,256,625

INDUSTRIAL (3.5%)
Canadian Pacific Railway Co.	BBB	5.75	05/15/13	500,000	485,284
CSX Corp.	BBB-	5.30	02/15/14	2,000,000	1,866,574
Donnelley (R.R.) & Sons Co.	BBB+	4.95	04/01/14	2,000,000	1,772,914
Fisher Scientific Int’l., Inc.	BBB	6.13	07/01/15	2,000,000	1,930,364
Masco Corp.	BBB+	5.88	07/15/12	2,000,000	1,910,510
Precision Castparts Corp.	BBB+	5.60	12/15/13	2,000,000	2,011,230
Ryder System, Inc.	BBB+	6.00	03/01/13	2,000,000	1,909,054
Steelcase, Inc.	BBB	6.50	08/15/11	2,000,000	2,064,690
					13,950,620
TECHNOLOGY (1.1%)
Arrow Electronics, Inc.	BBB-	6.88	06/01/18	2,000,000	1,960,472
Cisco Systems, Inc.	A+	5.25	02/22/11	2,000,000	2,041,666
Xerox Corp.	BBB	6.88	08/15/11	500,000	503,795
					4,505,933
TELECOMMUNICATIONS (1.0%)
Alltel Corp.	B-	7.00	03/15/16	2,000,000	1,960,000
Nextel Communications, Inc.	BB	5.25	01/15/10	2,000,000	1,877,400
					3,837,400
UTILITIES (2.8%)
AGL Capital Corp.	BBB+	6.38	07/15/16	500,000	479,845
Arizona Public Svc. Co.	BBB-	6.50	03/01/12	2,000,000	1,989,260
Duke Energy Corp.	A	4.50	04/01/10	750,000	755,235
Entergy New Orleans, Inc.	BBB+	6.75	10/15/17	500,000	454,122
Pepco Hldgs., Inc.	BBB-	4.00	05/15/10	2,000,000	1,965,140
PPL Energy Supply LLC	BBB	5.40	08/15/14	2,000,000	1,832,230
Progress Energy, Inc.	A-	5.25	12/15/15	2,000,000	1,929,560
Virginia Electric & Power Co.	A-	4.50	12/15/10	2,000,000	1,986,080
					11,391,472
SOVEREIGN DEBT (1.1%)
Sri Lanka AID	NR	6.59	09/15/28	4,000,000	4,398,680

TOTAL LONG-TERM DEBT SECURITIES (Cost: $409,122,182) 98.4%					394,669,973

	Rating**	Rate(%)	Maturity	Face Amount($)	Value($)
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (0.6%)
American Express Credit Corp.	A-1	2.25	10/01/08	2,540,000	2,540,000
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $2,540,000) 0.6%					2,540,000
TEMPORARY CASH INVESTMENTS (2) (Cost: $12,000) 0.0% (3)					12,000

TOTAL INVESTMENTS (Cost: $411,674,182) 99.0%					397,221,973

OTHER NET ASSETS 1.0%					4,073,221

NET ASSETS 100.0%					$401,295,194

The accompanying notes are an integral part of these portfolio schedules.

Abbreviations:	FFCB = Federal Farm Credit Bank
FHARM = Federal Home Adjustable Rate Mortgage
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GMAC = General Motors Acceptance Corporation
GNMA = Government National Mortgage Association
NR = Not Rated

* Non-income producing security.

** Ratings as per Standard & Poors Corporation.

† Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At September 30, 2008, the aggregate values of these securities and their percentages of the respective Funds’ net assets were as follows:

	Aggregate	Percentage
	Market	of
Fund	Value	Net Assets

EQUITY INDEX FUND	$2,098,202	0.3%
ALL AMERICA FUND	$695,346	0.2%
SMALL CAP VALUE FUND	$3,989,652	2.1%
COMPOSITE FUND	$1,019,171	0.6%
MID-TERM BOND FUND	$8,910,421	4.6%
BOND FUND	$10,690,571	2.7%
MONEY MARKET FUND	$26,248,111	13.3%

(1)

The security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts. Information on futures contracts outstanding in the Funds as of September 30, 2008, were as follows:

							Face Value
							of Futures
					Underlying		as a % of
	Number of		Purchased (P)	Expiration	Face Amount	Unrealized	Total
Fund	Contracts	Contract Type	or Sold (S)	Date	at Value	Gain(Loss)	Investments

EQUITY INDEX FUND	90	S&P 500 Stock Index	P	December 2008	$26,266,500	$(25,875)	4.0%
ALL AMERICA FUND	28	S&P 500 Stock Index	P	December 2008	$8,171,800	$(179,637)	2.8%
MID-CAP EQUITY INDEX FUND	75	S&P MidCap 400 Stock Index	P	December 2008	$27,386,250	$(455,225)	8.7%

(2)

The fund has an arrangement with its custodian bank, JP Morgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund’s name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co. On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at September 30, 2008 was 1.51%.

(3)	Percentage is less than 0.05%.
(4)	Issuer has filed for Chapter XI bankruptcy law (or equivalent) protection; issue is non-income producing.
(5)	U.S. Government guaranteed security.

Fair Value—Effective January 1, 2008, the Investment Company adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”).  SFAS 157 establishes a single definition of fair value, institutes a framework for measuring fair value and expands disclosures about fair value measurements.  Fair value is an estimate of the price the Fund would receive upon selling a security in an orderly arms-length transaction.  SFAS 157 establishes a three-level valuation hierarchy for measurement and disclosure of fair value.  The valuation hierarchy is based upon the transparency of inputs used to measure fair value.  The three levels are defined as follows:

•                 Level 1 – quoted prices in active markets for identical securities.

•                 Level 2 – other significant observable inputs (including yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds, trading characteristics, etc.).

•                 Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

As of September 30, 2008, management determined that the fair value inputs for all equity securities were considered Level 1, with the exception of non-registered securities under Rule 144A of the Securities Act of 1933 which were considered Level 2.  Fair value inputs for all debt securities were considered Level 2.  The inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ net assets as of September 30, 2008, by SFAS 157 valuation hierarchy:

Fund	Level 1 – Quoted Prices	Level 2 – Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Investments at Market Value:
Equity Index Fund	$630,892,098	$25,290,981	—	$656,183,079
All America Fund	$276,962,452	$14,004,716	—	$290,967,168
Small Cap Value Fund	$170,599,393	$17,451,339	—	$188,050,732
Small Cap Growth Fund	$179,470,268	$12,798,687	—	$192,268,955
Mid Cap Value Fund	$32,485,900	$4,000,000	—	$36,485,900
Mid-Cap Equity Index Fund	$286,829,235	$27,517,185	—	$314,346,420
International Fund	$9,205,253	—	—	$9,205,253
Composite Fund	$100,696,160	$78,686,962	—	$179,383,122
Retirement Income Fund	$3,025,848	—	—	$3,025,848
2010 Retirement Fund	$7,264,721	—	—	$7,264,721
2015 Retirement Fund	$17,734,938	—	—	$17,734,938
2020 Retirement Fund	$18,265,638	—	—	$18,265,638
2025 Retirement Fund	$11,761,499	—	—	$11,761,499
2030 Retirement Fund	$9,675,577	—	—	$9,675,577
2035 Retirement Fund	$7,053,686	—	—	$7,053,686
2040 Retirement Fund	$5,158,025	—	—	$5,158,025
2045 Retirement Fund	$5,195,400	—	—	$5,195,400
Conservative Allocation Fund	$25,186,022	—	—	$25,186,022
Moderate Allocation Fund	$97,606,976	—	—	$97,606,976
Aggressive Allocation Fund	$95,688,673	—	—	$95,688,673
Money Market Fund	—	$197,552,364	—	$197,552,364
Mid-Term Bond Fund	—	$190,536,164	—	$190,536,164
Bond Fund	—	$397,221,973	—	$397,221,973
Other Financial Instruments:*
Equity Index Fund	$(25,875)	—	—	$(25,875)
All America Fund	$(179,637)	—	—	$(179,637)
Mid-Cap Equity Index Fund	$(455,225)	—	—	$(455,225)

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.

The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at September 30, 2008 for each of the Funds were as follows:

	Equity Index Fund	All America Fund	Small Cap Value Fund	Small Cap Growth	Mid Cap Value Fund
Unrealized Appreciation	$144,137,543	$37,345,972	$12,392,148	$15,504,456	$1,670,282
Unrealized Depreciation	(116,569,889)	(54,325,023)	(39,417,623)	(20,158,457)	(6,098,818)
Net	$27,567,654	$(16,979,051)	$(27,025,475)	$(4,654,001)	$(4,428,536)
Cost of Investments	$628,615,424	$307,946,219	$215,076,207	$196,922,956	$40,914,436

	Mid Cap			Retirement
	Equity Index Fund	International Fund	Composite Fund	Income Fund	2010 Retirement Fund
Unrealized Appreciation	$43,378,650	$0	$9,392,232	$2,761	$3,236
Unrealized Depreciation	(57,731,485)	(2,372,167)	(15,613,973)	(95,995)	(515,591)
Net	$(14,352,835)	$(2,372,167)	$(6,221,741)	$(93,234)	$(512,355)
Cost of Investments	$328,699,255	$11,577,420	$185,604,864	$3,119,082	$7,777,076

	2015 Retirement Fund	2020 Retirement Fund	2025 Retirement Fund	2030 Retirement Fund	2035 Retirement Fund
Unrealized Appreciation	$2,256	$0	$0	$0	$0
Unrealized Depreciation	(1,629,376)	(1,944,941)	(1,275,377)	(1,195,606)	(985,702)
Net	$(1,627,120)	$(1,944,941)	$(1,275,377)	$(1,195,606)	$(985,702)
Cost of Investments	$19,362,058	$20,210,579	$13,036,876	$10,871,183	$8,039,388

	2040 Retirement Fund	2045 Retirement Fund	Conservative Allocation Fund	Moderate Allocation Fund	Aggressive Allocation Fund
Unrealized Appreciation	$0	$0	$159,110	$459,119	$0
Unrealized Depreciation	(676,695)	(635,121)	(1,345,060)	(9,410,945)	(13,990,073)
Net	$(676,695)	$(635,121)	$(1,185,950)	$(8,951,826)	$(13,990,073)
Cost of Investments	$5,834,720	$5,830,521	$26,371,972	$106,558,802	$109,678,746

	Money
	Market	Mid-Term
	Fund	Bond Fund	Bond Fund
Unrealized Appreciation	$7,145	$2,574,000	$3,475,490
Unrealized Depreciation	(2,432)	(4,405,364)	(17,927,693)
Net	$4,713	$(1,831,364)	$(14,452,203)
Cost of Investments	$197,547,651	$192,367,528	$411,674,176

ITEM 2.                            CONTROLS AND PROCEDURES.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported in a timely and accurate manner.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.                            EXHIBITS.

Attached hereto.

Exhibit 99

Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual of America Investment Corporation

By:	/s/ MANFRED ALTSTADT
Manfred Altstadt
Chairman of the Board,
President and Chief Executive Officer of
Mutual of America Investment Corporation

Date:	October 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ MANFRED ALTSTADT
Manfred Altstadt
Chairman of the Board,
President and Chief Executive Officer of
Mutual of America Investment Corporation

Date:	October 30, 2008

By:	/s/ JOHN R. GREED
John R. Greed
Senior Executive Vice President,
Chief Financial Officer and Treasurer of
Mutual of America Investment Corporation

Date:	October 30, 2008